UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Cash Reserve Series

March 31, 2011

	Principal
	Amount	Value
Certificates of Deposit – 15.60%
Abbey National Treasury Service
0.25% 4/1/11	$250,000	$250,000
0.41% 5/16/11	250,000	250,000
Bank of Montreal, Chicago 0.17% 4/1/11	500,000	500,000
Bank of Nova Scotia, Houston
0.19% 4/28/11	250,000	250,000
0.27% 5/11/11	250,000	250,000
•Barclays Bank New York 0.714% 5/17/11	250,000	250,142
Svenska Handelsbanken New York 0.275% 5/24/11	250,000	250,000
•Toronto Dominion Bank New York 0.304% 5/19/11	250,000	250,000
Total Certificates of Deposit (cost $2,250,142)		2,250,142

Commercial Paper – 67.13%
Colleges & Universities – 14.21%
≠Brown University
0.25% 5/16/11	300,000	299,906
0.25% 6/14/11	250,000	249,872
≠Cornell University 0.27% 4/7/11	250,000	249,989
≠Leland Stanford Junior University 0.22% 4/13/11	500,000	499,963
≠University of Chicago
0.25% 6/1/11	250,000	249,894
0.28% 5/17/11	250,000	249,911
≠Yale University 0.20% 6/1/11	250,000	249,915
		2,049,450
Consumer Products – 2.08%
≠Procter & Gamble 0.18% 4/8/11	300,000	299,990
		299,990
Financial Services – 14.90%
≠Allianz Finance 0.22% 6/2/11	500,000	499,811
≠Bank of America 0.14% 4/6/11	350,000	349,993
≠Citigroup Funding 0.23% 4/8/11	250,000	249,989
≠Credit Agricole North America
0.22% 4/12/11	250,000	249,983
0.225% 4/18/11	300,000	299,968
≠John Deere Credit
0.18% 5/3/11	250,000	249,960
0.19% 4/20/11	250,000	249,975
		2,149,679
Healthcare Providers & Services – 3.47%
Catholic Health Initiatives 0.26% 4/4/11	500,000	500,000
		500,000
Industrial – 13.86%
≠Cargill Global Fund 0.19% 4/7/11	500,000	499,984
≠Koch Resources 0.175% 4/28/11	500,000	499,934
Statoil 0.11% 4/1/11	500,000	500,000
≠Total Capital Canada 0.17% 4/20/11	500,000	499,956
		1,999,874
Mortgage Bankers & Brokers – 16.29%
≠BNP Paribas Canada 0.13% 4/1/11	500,000	499,999
≠DnB NOR Bank 0.17% 4/4/11	600,000	599,991
≠HSBC USA 0.19% 4/25/11	500,000	499,937
≠Nordea North America 0.225% 4/25/11	250,000	249,963
≠Skandinav Enskilda Bank 0.20% 4/6/11	500,000	499,986
		2,349,876
Pharmaceuticals – 2.32%
≠Roche Holdings 0.17% 5/12/11	335,000	334,935
		334,935
Total Commercial Paper (cost $9,683,804)		9,683,804

Corporate Bonds – 2.97%
Eksportfinans 5.125% 10/26/11	100,000	102,681
•Rabobank Nederland 0.346% 9/13/11	250,000	250,000
Wells Fargo 6.375% 8/1/11	75,000	76,314
Total Corporate Bonds (cost $428,995)		428,995

Municipal Bonds – 14.25%
California State Revenue Anticipation Notes Series A-2 3.00% 6/28/11	250,000	250,745
Connecticut Health & Education Facilities Authority (Yale University) 0.23% 4/5/11	250,000	250,000

•Delaware River Port Authority Pennsylvania & New Jersey Revenue Series C 0.21% 1/1/26	250,000	250,000
(LOC - PNC N.A.)
•Hanover County, Virginia Economic Development Authority Revenue (Bon Secours
Health) Series D-2 0.23% 11/1/25 (LOC - U.S. Bank N.A.)	250,000	250,000
•Harrisonburg, Virginia Redevelopment & Housing Authority Multi-Family Housing
Revenue (Amberton Apartments) Series A 0.37% 5/1/26 (AMT) (LOC - Bank of America N.A.)	205,000	205,000
Los Angeles, California Water & Power 0.28% 5/4/11	250,000	250,000
Massachusetts Health & Education Facilities Authority (Harvard University) 0.23% 4/5/11	500,000	500,000
•Nassau County, New York Health Care Revenue Series C2 0.32% 8/1/29	100,000	100,000
Total Municipal Bonds (cost $2,055,745)		2,055,745

Total Value of Securities – 99.95%
(cost $14,418,686)©		14,418,686

Receivables and Other Assets Net of Liabilities (See Notes) – 0.05%		6,865

Net Assets Applicable to 14,424,418 Shares Outstanding – 100.00%		$14,425,551

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
©Also the cost for federal income tax purposes.

Summary of Abbreviations:
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Cash Reserve Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2011:

Level 2
Corporate Debt	$428,995
Municipal Bonds	2,055,745
Short-Term Investments	11,933,946
Total	$14,418,686

There were no Level 1 or Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

3. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees (Board) has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. The Series may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2011, there were no Section 4(2) and or/ Rule 144A securities and no securities have been determined to be Illiquid under the Series’ Liquidation Procedures.

4. Liquidation of Series
On February 17, 2011, the Board unanimously voted and approved a proposal to liquidate and dissolve the Series. The liquidation and dissolution is expected to take effect on June 24, 2011. Effective February 22, 2011, the Series was closed to new investors.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Diversified Income Series

March 31, 2011

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	275,098	$269,681
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.61% 11/25/32		4,816	4,637
Total Agency Asset-Backed Securities (cost $278,710)			274,318

Agency Collateralized Mortgage Obligations – 2.27%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		1,026	1,147
Series 2001-T8 A2 9.50% 7/25/41		9,503	11,103
Series 2002-T4 A3 7.50% 12/25/41		20,997	24,009
Series 2004-T1 1A2 6.50% 1/25/44		23,565	25,104
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		84,297	93,721
Series 2001-50 BA 7.00% 10/25/41		113,371	127,168
Series 2002-90 A1 6.50% 6/25/42		12,174	14,101
Series 2002-90 A2 6.50% 11/25/42		38,717	44,845
Series 2003-26 AT 5.00% 11/25/32		4,090,000	4,349,792
Series 2003-38 MP 5.50% 5/25/23		1,918,837	2,084,562
Series 2003-122 AJ 4.50% 2/25/28		54,287	56,294
Series 2005-110 MB 5.50% 9/25/35		406,817	442,264
Series 2009-94 AC 5.00% 11/25/39		1,400,000	1,458,293
Series 2010-41 PN 4.50% 4/25/40		1,675,000	1,667,815
Series 2010-96 DC 4.00% 9/25/25		3,200,000	3,181,746
Series 2010-116 Z 4.00% 10/25/40		35,706	29,878
Fannie Mae Whole Loan
•Series 2002-W6 2A1 6.733% 6/25/42		35,393	39,343
Series 2004-W9 2A1 6.50% 2/25/44		6,529	7,138
Series 2004-W11 1A2 6.50% 5/25/44		69,171	78,391
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		76,381	84,705
Series 2326 ZQ 6.50% 6/15/31		79,941	88,626
Series 2557 WE 5.00% 1/15/18		1,365,000	1,472,209
Series 2622 PE 4.50% 5/15/18		3,510,000	3,732,643
Series 2662 MA 4.50% 10/15/31		83,471	86,679
Series 2687 PG 5.50% 3/15/32		991,365	1,067,266
Series 2694 QG 4.50% 1/15/29		789,016	811,727
Series 2762 LG 5.00% 9/15/32		3,895,000	4,160,942
Series 2809 DC 4.50% 6/15/19		1,000,000	1,064,146
Series 2872 GC 5.00% 11/15/29		625,000	651,293
Series 2890 PC 5.00% 7/15/30		1,520,000	1,586,861
Series 3022 MB 5.00% 12/15/28		105,818	108,384
Series 3123 HT 5.00% 3/15/26		95,000	97,619
Series 3128 BC 5.00% 10/15/27		2,645,317	2,683,593
Series 3131 MC 5.50% 4/15/33		930,000	1,009,677
Series 3337 PB 5.50% 7/15/30		1,015,000	1,037,547
Series 3416 GK 4.00% 7/15/22		30,124	31,426
Series 3656 PM 5.00% 4/15/40		2,540,000	2,644,830
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		21,119	22,999
Series T-58 2A 6.50% 9/25/43		8,593	9,960
GNMA Series 2010-113 KE 4.50% 9/20/40		4,115,000	4,098,542
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		1,420,000	1,382,455
Total Agency Collateralized Mortgage Obligations (cost $40,973,506)			41,670,843

Agency Mortgage-Backed Securities – 10.79%
Fannie Mae
5.50% 1/1/13		29,076	29,987
6.50% 8/1/17		22,753	24,908
•Fannie Mae ARM
2.402% 10/1/33		28,300	29,584
4.994% 8/1/35		124,683	132,213
5.142% 11/1/35		490,908	522,184
5.438% 6/1/37		9,653	10,291
5.917% 8/1/37		679,485	731,411

Fannie Mae Relocation 15 yr 4.00% 9/1/20	394,529	399,320
Fannie Mae Relocation 30 yr
5.00% 11/1/33	17,974	18,646
5.00% 8/1/34	21,071	21,859
5.00% 11/1/34	36,047	37,395
5.00% 4/1/35	92,715	96,183
5.00% 10/1/35	169,710	176,059
5.00% 1/1/36	209,882	217,733
5.00% 2/1/36	86,113	89,334
Fannie Mae S.F. 15 yr
4.00% 7/1/25	4,336,412	4,464,472
4.00% 8/1/25	5,941,560	6,117,022
4.00% 11/1/25	6,191,441	6,381,054
5.00% 5/1/21	431,483	461,717
6.00% 12/1/22	1,874,718	2,049,887
Fannie Mae S.F. 15 yr TBA
4.50% 4/1/26	1,000,000	1,047,969
5.50% 4/1/26	13,690,000	14,806,584
Fannie Mae S.F. 20 yr
5.00% 8/1/28	1,753,372	1,852,933
5.50% 8/1/28	1,906,966	2,045,712
Fannie Mae S.F. 30 yr
4.50% 3/1/39	912,039	930,305
5.00% 5/1/34	9,627	10,137
5.00% 1/1/35	11,836	12,463
5.00% 5/1/35	25,850	27,205
5.00% 6/1/35	46,191	48,611
5.00% 9/1/35	463,233	487,510
5.00% 4/1/36	35,289	37,028
5.00% 12/1/36	4,239,786	4,461,985
5.00% 12/1/37	525,338	550,572
5.00% 2/1/38	372,444	390,218
5.00% 7/1/40	11,400,701	11,948,312
6.50% 2/1/36	1,036,197	1,171,208
6.50% 3/1/36	999,503	1,129,732
7.50% 3/1/32	699	812
7.50% 4/1/32	2,240	2,603
Fannie Mae S.F. 30 yr TBA
4.00% 4/1/41	16,700,000	16,423,415
5.50% 4/1/41	33,330,000	35,642,269
6.00% 4/1/41	61,565,000	66,951,938
•Freddie Mac ARM
2.467% 12/1/33	46,356	48,600
2.821% 4/1/34	3,356	3,527
5.676% 7/1/36	245,351	257,349
5.72% 8/1/37	9,335	9,925
5.764% 6/1/37	641,789	681,258
5.98% 10/1/37	286,545	307,599
6.05% 10/1/37	15,608	16,729
6.31% 2/1/37	485,253	508,693
Freddie Mac Relocation 30 yr 5.00% 9/1/33	40,281	41,793
Freddie Mac S.F. 15 yr
4.50% 5/1/20	893,397	943,905
5.00% 6/1/18	328,335	351,400
Freddie Mac S.F. 30 yr
4.50% 10/1/35	784,932	803,473
5.00% 3/1/34	32,465	34,211
5.00% 2/1/36	12,558	13,171
6.00% 2/1/36	1,616,328	1,763,535
6.50% 8/1/38	406,078	454,904
Freddie Mac S.F. 30 yr TBA 6.50% 4/1/32	8,700,000	9,735,839
GNMA I S.F. 30 yr 7.00% 12/15/34	345,397	392,015
Total Agency Mortgage-Backed Securities (cost $197,028,862)		198,358,706

Commercial Mortgage-Backed Securities – 5.05%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	1,890,000	2,026,868
Bank of America Commercial Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38	268,797	272,597
•Series 2004-3 A5 5.625% 6/10/39	1,310,000	1,410,342
•Series 2005-1 A5 5.329% 11/10/42	4,615,000	4,948,946
•Series 2005-6 A4 5.368% 9/10/47	1,280,000	1,380,524
•Series 2006-2 A4 5.929% 5/10/45	1,765,000	1,916,944
Series 2006-4 A4 5.634% 7/10/46	3,465,000	3,732,230
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	3,049,000	3,261,555
•Series 2005-T20 A4A 5.296% 10/12/42	2,905,000	3,128,936
•Series 2006-PW12 A4 5.907% 9/11/38	1,230,000	1,349,196
Series 2006-PW14 A4 5.201% 12/11/38	3,425,000	3,611,849
Series 2007-PW15 A4 5.331% 2/11/44	2,115,000	2,215,648
•Citigroup Commercial Mortgage Trust Series 2004-C1 A4 5.541% 4/15/40	1,470,000	1,579,810
•Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 A4 5.396% 7/15/44	1,350,000	1,451,170
wCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	2,540,000	2,710,223
Series 2006-C7 A2 5.69% 6/10/46	97,213	97,345
#Series 2010-C1 A1 144A 3.156% 7/10/46	1,856,299	1,850,799
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	112,076	118,252
•#DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.729% 11/10/46	1,845,000	1,847,280
#FDIC Structured Sale Guaranteed Notes Series 2010-C1 A 144A 2.98% 12/6/20	1,959,284	1,954,556
Goldman Sachs Mortgage Securities II
*•Series 2004-GG2 A6 5.396% 8/10/38	2,310,000	2,474,384
Series 2005-GG4 A4 4.761% 7/10/39	2,070,000	2,159,207
Series 2005-GG4 A4A 4.751% 7/10/39	6,585,000	6,928,586
•Series 2006-GG6 A4 5.553% 4/10/38	4,245,000	4,552,510
#Series 2010-C1 A2 144A 4.592% 8/10/43	3,090,000	3,105,382
•#Series 2010-C1 C 144A 5.635% 8/10/43	2,340,000	2,351,959
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37	5,010,000	5,334,555
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C2 A2 5.05% 12/12/34	345,000	359,716
Series 2003-C1 A2 4.985% 1/12/37	788,000	827,897
•Series 2005-LDP3 A4A 4.936% 8/15/42	880,000	937,401
•Series 2005-LDP4 A4 4.918% 10/15/42	2,651,000	2,806,467
•Series 2005-LDP5 A4 5.372% 12/15/44	2,685,000	2,877,317
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	2,710,000	2,844,233
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38	1,148,722	1,161,094
•Series 2005-CKI1 A6 5.397% 11/12/37	900,000	967,497
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41	1,200,000	1,285,540
Series 2007-T27 A4 5.795% 6/11/42	4,485,000	4,925,486
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.467% 2/15/33	100,000	98,334
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	1,890,000	1,919,120
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	3,845,000	4,110,179
Total Commercial Mortgage-Backed Securities (cost $85,541,288)		92,891,934

Convertible Bonds – 2.04%
AAR 1.75% exercise price $29.43, expiration date 2/1/26	1,014,000	1,144,553
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	1,054,000	1,092,208
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13	1,119,000	1,198,729
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	1,185,000	1,152,413
Alere 3.00% exercise price $43.98, expiration date 5/15/16	834,000	944,505
#Altra Holdings 144A 2.75% exercise price $27.70, expiration date 3/1/31	414,000	451,260
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	1,220,000	1,218,475
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	571,000	611,684
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	1,064,000	1,054,690
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	861,000	795,349
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 12/1/40	583,000	644,944
Dendreon 2.875% exercise price $51.24, expiration date 1/15/16	481,000	508,658
#Digital Realty Trust 144A 5.50% exercise price $42.49, expiration date 4/15/29	325,000	473,281
Equinix 4.75% exercise price $84.32, expiration date 6/15/16	884,000	1,192,295
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	734,000	733,083
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14	780,000	1,114,425
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	512,000	717,440
Health Care REIT 3.00% exercise price $51.08, expiration date 12/1/29	714,000	814,853
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	2,082,000	2,019,539
Intel 2.95% exercise price $30.75, expiration date 12/15/35	865,000	894,194
*International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	578,000	666,145
Jefferies Group 3.875% exercise price $38.72, expiration date 11/1/29	929,000	969,644

*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		2,506,000	2,430,819
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30		950,000	1,324,062
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/15/14		1,164,000	1,245,480
Linear Technology 3.00% exercise price $44.72, expiration date 5/1/27		1,760,000	1,898,599
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27		1,398,000	1,272,179
Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21		110,000	0
*National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		960,000	1,122,000
*NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		728,000	735,280
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15		774,000	788,513
Peabody Energy 4.75% exercise price $58.31, expiration date 12/15/41		447,000	594,510
*#Rayonier TRS Holdings 144A 4.50% exercise price $50.24, expiration date 8/15/15		644,000	871,010
Rovi 2.625% exercise price $47.36, expiration date 2/15/40		306,000	406,598
*SanDisk 1.50% exercise price $52.37, expiration date 8/15/17		822,000	935,025
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		380,000	556,700
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13		1,014,000	1,431,007
Transocean 1.50% exercise price $168.61, expiration date 12/15/37		635,000	627,856
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		784,000	948,640
Total Convertible Bonds (cost $33,513,260)			37,600,645

Corporate Bonds – 50.84%
Banking – 8.18%
AgriBank 9.125% 7/15/19		3,990,000	4,770,763
#Bank Nederlandse Gemeenten 144A 4.375% 2/16/21		45,000	45,795
Bank of America
5.30% 3/15/17		450,000	462,586
6.10% 6/15/17		5,455,000	5,808,533
*6.50% 8/1/16		2,045,000	2,265,613
#Bank of Montreal 144A 2.85% 6/9/15		2,145,000	2,165,545
BB&T
4.90% 6/30/17		525,000	556,686
5.25% 11/1/19		10,257,000	10,511,138
BB&T Capital Trust II 6.75% 6/7/36		2,470,000	2,504,064
•BB&T Capital Trust IV 6.82% 6/12/57		1,600,000	1,598,000
#Canadian Imperial Bank of Commerce 144A 2.60% 7/2/15		2,145,000	2,159,052
City National 5.25% 9/15/20		2,635,000	2,611,348
@#CoBank 144A 7.875% 4/16/18		2,634,000	2,977,845
#Export-Import Bank of Korea 144A 5.25% 2/10/14		2,435,000	2,607,091
Fifth Third Bancorp 3.625% 1/25/16		6,785,000	6,786,438
•Fifth Third Capital Trust IV 6.50% 4/15/37		1,490,000	1,462,063
Goldman Sachs Group
3.625% 2/7/16		5,870,000	5,820,926
5.375% 3/15/20		2,858,000	2,906,949
6.25% 2/1/41		2,750,000	2,747,822
JPMorgan Chase
4.40% 7/22/20		1,765,000	1,708,822
•5.04% 6/21/12	AUD	3,300,000	3,381,607
5.875% 6/13/16	USD	1,520,000	1,675,546
*6.00% 10/1/17		1,710,000	1,872,872
JPMorgan Chase Capital XXV 6.80% 10/1/37		4,752,000	4,791,047
KeyBank 6.95% 2/1/28		4,255,000	4,520,499
KeyCorp 5.10% 3/24/21		2,190,000	2,180,690
Korea Development Bank 8.00% 1/23/14		3,220,000	3,677,436
Morgan Stanley 5.75% 1/25/21		4,640,000	4,691,847
•National City Bank 0.68% 6/7/17		435,000	410,774
PNC Bank 6.875% 4/1/18		5,710,000	6,483,631
PNC Funding
5.25% 11/15/15		235,000	252,972
5.625% 2/1/17		1,325,000	1,439,018
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		2,500,000	2,087,953
Rabobank Nederlands 2.125% 10/13/15		1,115,000	1,076,985
•#Rabobank Nederlands 144A 11.00% 12/29/49		9,526,000	12,444,422
Silicon Valley Bank
5.70% 6/1/12		2,285,000	2,344,591
6.05% 6/1/17		935,000	981,115
SunTrust Banks 3.60% 4/15/16		2,560,000	2,547,633
•SunTrust Capital VIII 6.10% 12/15/36		3,955,000	3,868,425
SVB Financial Group 5.375% 9/15/20		865,000	852,399
U.S. Bank North America 4.95% 10/30/14		1,755,000	1,911,434
•USB Capital IX 6.189% 10/29/49		8,100,000	6,864,750

Wachovia
•0.673% 10/15/16		1,755,000	1,703,124
5.25% 8/1/14		2,165,000	2,317,174
5.60% 3/15/16		1,990,000	2,161,910
5.625% 10/15/16		2,075,000	2,245,034
Wells Fargo 4.60% 4/1/21		2,930,000	2,903,237
•Wells Fargo Capital XIII 7.70% 12/29/49		5,425,000	5,614,875
Zions Bancorp 5.65% 5/15/14		655,000	668,297
			150,448,376
Basic Industry – 4.11%
*AK Steel 7.625% 5/15/20		525,000	538,125
Alcoa
5.55% 2/1/17		1,175,000	1,244,057
5.72% 2/23/19		1,235,000	1,286,332
*6.15% 8/15/20		607,000	642,576
6.75% 7/15/18		1,175,000	1,302,882
*#Algoma Acquisition 144A 9.875% 6/15/15		1,380,000	1,276,500
ArcelorMittal
5.50% 3/1/21		2,685,000	2,650,809
9.85% 6/1/19		4,665,000	5,927,488
Century Aluminum 8.00% 5/15/14		1,229,000	1,281,233
CF Industries 7.125% 5/1/20		1,165,000	1,325,188
Cliffs Natural Resources
4.875% 4/1/21		5,285,000	5,223,160
5.90% 3/15/20		1,310,000	1,399,508
#CODELCO 144A 3.75% 11/4/20		1,198,000	1,124,742
Compass Minerals International 8.00% 6/1/19		904,000	989,880
Dow Chemical
4.25% 11/15/20		1,417,000	1,358,543
8.55% 5/15/19		6,906,000	8,742,885
duPont (E.I.) deNemours 3.625% 1/15/21		6,415,000	6,104,051
#FMG Resources August 2006 144A 7.00% 11/1/15		1,195,000	1,245,788
#Georgia-Pacific 144A
5.40% 11/1/20		4,755,000	4,704,102
8.25% 5/1/16		455,000	515,288
Hexion US Finance 8.875% 2/1/18		1,165,000	1,237,813
*International Paper 9.375% 5/15/19		6,325,000	8,153,493
#Lyondell Chemical 144A 8.00% 11/1/17		770,000	850,850
#MacDermid 144A 9.50% 4/15/17		1,091,000	1,164,643
*Momentive Performance Materials 11.50% 12/1/16		1,915,000	2,063,413
•Noranda Aluminum Acquisition PIK 5.193% 5/15/15		1,175,692	1,137,482
#Novelis 144A 8.75% 12/15/20		2,990,000	3,303,950
@=Port Townsend 12.431% 8/27/12		200,788	91,358
Reliance Steel & Aluminum 6.85% 11/15/36		1,506,000	1,478,237
Ryerson
•7.679% 11/1/14		447,000	430,238
12.00% 11/1/15		1,135,000	1,237,150
Smurfit Kappa Funding 7.75% 4/1/15		945,000	970,988
Southern Copper 7.50% 7/27/35		1,340,000	1,450,927
Steel Dynamics 7.75% 4/15/16		1,465,000	1,567,550
*Teck Resources 9.75% 5/15/14		1,280,000	1,556,218
			75,577,447
Brokerage – 0.76%
•Bear Stearns 5.39% 12/7/12	AUD	1,440,000	1,473,303
E Trade Financial PIK 12.50% 11/30/17	USD	1,657,000	1,984,258
Jefferies Group
6.25% 1/15/36		1,395,000	1,293,316
6.45% 6/8/27		4,033,000	4,058,735
Lazard Group 6.85% 6/15/17		4,829,000	5,147,066
			13,956,678
Capital Goods – 1.77%
Allied Waste North America
6.875% 6/1/17		5,590,000	6,100,791
7.125% 5/15/16		1,795,000	1,875,529
Anixter 10.00% 3/15/14		426,000	493,095
#Berry Plastics 144A 9.75% 1/15/21		1,125,000	1,119,375
Case New Holland 7.75% 9/1/13		1,000,000	1,093,750
Casella Waste Systems 11.00% 7/15/14		115,000	130,813
*#Cemex Espana Luxembourg 144A 9.25% 5/12/20		1,059,000	1,102,684
*#Cemex Finance 144A 9.50% 12/14/16		620,000	671,150
•#Cemex SAB 144A 5.301% 9/30/15		1,773,000	1,765,243

Graham Packaging
8.25% 1/1/17	365,000	393,288
8.25% 10/1/18	525,000	565,688
*9.875% 10/15/14	1,043,000	1,083,416
Jabil Circuit 7.75% 7/15/16	330,000	376,200
#Meccanica Holdings USA 144A 6.25% 7/15/19	4,410,000	4,633,401
*NXP Funding 9.50% 10/15/15	1,395,000	1,485,675
#Plastipak Holdings 144A 10.625% 8/15/19	873,000	999,585
Ply Gem Industries 13.125% 7/15/14	1,750,000	1,942,500
Pregis 12.375% 10/15/13	1,163,000	1,152,824
*RBS Global/Rexnord 11.75% 8/1/16	928,000	999,920
*Sanmina-SCI 8.125% 3/1/16	1,429,000	1,486,160
Temple Inland 6.875% 1/15/18	2,040,000	2,211,717
TriMas 9.75% 12/15/17	795,000	879,469
		32,562,273
Communications – 6.95%
#Affinion Group 144A 7.875% 12/15/18	1,370,000	1,294,650
America Movil SAB
5.00% 3/30/20	2,720,000	2,818,178
6.125% 3/30/40	830,000	871,902
#AT&T 144A 5.35% 9/1/40	4,050,000	3,640,432
*#Avaya 144A 7.00% 4/1/19	2,135,000	2,092,300
#Charter Communications Operating 144A 10.875% 9/15/14	1,598,000	1,797,750
*Cincinnati Bell 7.00% 2/15/15	430,000	437,525
Citizens Communications 6.25% 1/15/13	336,000	356,160
#Clear Channel Communications 144A 9.00% 3/1/21	635,000	636,588
#Clearwire Communications 144A
*12.00% 12/1/15	3,765,000	4,085,025
12.00% 12/1/15	1,784,000	1,935,640
*#Columbus International 144A 11.50% 11/20/14	1,925,000	2,228,188
*Cricket Communications 7.75% 10/15/20	1,310,000	1,323,100
Crown Castle International 9.00% 1/15/15	270,000	299,025
#Crown Castle Towers 144A 4.883% 8/15/20	9,815,000	9,840,048
#Digicel 144A
8.25% 9/1/17	185,000	197,025
12.00% 4/1/14	1,385,000	1,630,838
#Digicel Group 144A
8.875% 1/15/15	670,000	701,155
10.50% 4/15/18	280,000	322,000
DirecTV Holdings 5.00% 3/1/21	5,125,000	5,153,007
DISH DBS 7.875% 9/1/19	1,140,000	1,239,750
Entravision Communications 8.75% 8/1/17	615,000	658,050
Global Crossing 12.00% 9/15/15	1,440,000	1,648,800
GXS Worldwide 9.75% 6/15/15	2,255,000	2,305,738
Hughes Network Systems/Finance 9.50% 4/15/14	1,106,000	1,147,475
Intelsat Bermuda 11.25% 2/4/17	1,505,000	1,651,738
Intelsat Jackson Holdings 11.25% 6/15/16	693,000	742,376
#Intelsat Jackson Holdings 144A 7.25% 10/15/20	835,000	839,175
Lamar Media 6.625% 8/15/15	1,216,000	1,248,473
Level 3 Financing
9.25% 11/1/14	337,000	346,268
10.00% 2/1/18	900,000	905,625
LIN Television 6.50% 5/15/13	245,000	245,919
*MetroPCS Wireless 6.625% 11/15/20	655,000	655,819
*#MTS International Funding 144A 8.625% 6/22/20	1,582,000	1,817,243
#NBC Universal Media 144A 4.375% 4/1/21	7,290,000	6,993,267
Nielsen Finance
*11.50% 5/1/16	383,000	452,898
11.625% 2/1/14	368,000	435,160
NII Capital 10.00% 8/15/16	1,400,000	1,603,000
PAETEC Holding
8.875% 6/30/17	698,000	755,585
9.50% 7/15/15	1,180,000	1,241,950
Qwest 8.375% 5/1/16	7,020,000	8,388,899
#Rainbow National Services 144A 10.375% 9/1/14	433,000	450,320
#Sinclair Television Group 144A 9.25% 11/1/17	775,000	868,000
#Sirius XM Radio 144A
*8.75% 4/1/15	1,083,000	1,223,790
9.75% 9/1/15	180,000	203,625
Sprint Capital 8.75% 3/15/32	1,770,000	1,891,688

Symantec 4.20% 9/15/20	2,290,000	2,159,136
#Telcordia Technologies 144A 11.00% 5/1/18	530,000	592,275
Telecom Italia Capital 6.999% 6/4/18	4,730,000	5,150,808
Telefonica Emisiones 6.421% 6/20/16	3,755,000	4,177,208
Telesat Canada
11.00% 11/1/15	1,844,000	2,062,975
12.50% 11/1/17	381,000	456,248
Time Warner 4.75% 3/29/21	2,470,000	2,458,529
*Time Warner Cable
4.125% 2/15/21	675,000	631,978
8.25% 4/1/19	2,765,000	3,373,516
#UPC Holding 144A 9.875% 4/15/18	590,000	654,900
Verizon Communications 4.60% 4/1/21	3,115,000	3,107,823
Viacom 3.50% 4/1/17	4,790,000	4,722,235
Videotron 6.375% 12/15/15	32,000	33,120
Virgin Media Finance 8.375% 10/15/19	850,000	960,500
*Virgin Media Secured Finance 6.50% 1/15/18	4,890,000	5,366,774
#Virgin Media Secured Finance 144A 5.25% 1/15/21	1,600,000	1,608,498
#Vivendi 144A 6.625% 4/4/18	4,625,000	5,186,095
#Wind Acquisition Finance 144A 11.75% 7/15/17	1,445,000	1,668,975
Windstream
7.875% 11/1/17	235,000	253,213
8.125% 8/1/13	455,000	501,638
#XM Satellite Radio 144A 13.00% 8/1/13	910,000	1,085,175
		127,832,786
Consumer Cyclical – 2.96%
*#Allison Transmission 144A 11.00% 11/1/15	1,580,000	1,722,200
American Axle & Manufacturing 7.875% 3/1/17	1,020,000	1,040,400
#Ameristar Casinos 144A 7.50% 4/15/21	1,405,000	1,405,000
*ArvinMeritor 8.125% 9/15/15	1,990,000	2,079,550
*#Beazer Homes USA 144A 9.125% 5/15/19	595,000	604,669
Best Buy 5.50% 3/15/21	1,480,000	1,454,936
*CKE Restaurants 11.375% 7/15/18	1,130,000	1,251,475
Corrections Corporation of America 7.75% 6/1/17	1,220,000	1,331,325
w#CVS Pass Through Trust 144A 5.773% 1/10/33	951,388	962,537
Dave & Buster's 11.00% 6/1/18	320,000	348,800
*#Dunkin Finance 144A 9.625% 12/1/18	953,000	975,634
#Equinox Holdings 144A 9.50% 2/1/16	205,000	221,656
Family Dollar Stores 5.00% 2/1/21	3,825,000	3,764,989
*Ford Motor 7.45% 7/16/31	3,025,000	3,290,019
Ford Motor Credit 12.00% 5/15/15	2,260,000	2,846,950
*Hanesbrands 6.375% 12/15/20	2,650,000	2,597,000
*Harrah's Operating 10.00% 12/15/18	2,487,000	2,281,823
K Hovnanian Enterprises 10.625% 10/15/16	705,000	752,588
#M/I Homes 144A 8.625% 11/15/18	970,000	973,638
Macy's Retail Holdings 5.90% 12/1/16	2,550,000	2,754,000
*#Marina District Finance 144A 9.875% 8/15/18	870,000	914,588
*MGM MIRAGE 11.375% 3/1/18	2,875,000	3,205,624
Mobile Mini 6.875% 5/1/15	629,000	651,015
Mohawk Industries 6.875% 1/15/16	621,000	669,128
NCL 11.75% 11/15/16	275,000	319,000
*New Albertsons 7.25% 5/1/13	294,000	300,615
Norcraft Finance 10.50% 12/15/15	710,000	762,363
Norcraft Holdings 9.75% 9/1/12	622,000	618,890
*OSI Restaurant Partners 10.00% 6/15/15	726,000	764,115
*Pinnacle Entertainment 8.75% 5/15/20	1,610,000	1,682,450
#Pokagon Gaming Authority 144A 10.375% 6/15/14	796,000	827,840
Quiksilver 6.875% 4/15/15	1,990,000	1,970,100
Royal Caribbean Cruises 7.00% 6/15/13	1,130,000	1,209,100
Ryland Group 8.40% 5/15/17	1,088,000	1,213,120
Sally Holdings 10.50% 11/15/16	1,098,000	1,199,565
#Sealy Mattress 144A 10.875% 4/15/16	315,000	358,313
#Sears Holdings 144A 6.625% 10/15/18	1,180,000	1,150,500
Standard Pacific 10.75% 9/15/16	1,080,000	1,263,600
Wyndham Worldwide
5.625% 3/1/21	1,610,000	1,597,857
*5.75% 2/1/18	960,000	996,104
		54,333,076

Consumer Non-Cyclical – 7.60%
Alere 9.00% 5/15/16	712,000	761,840
Amgen 3.45% 10/1/20	5,615,000	5,294,501
Anheuser-Busch 5.00% 3/1/19	1,985,000	2,097,450
Anheuser-Busch InBev Worldwide
5.00% 4/15/20	670,000	701,965
5.375% 11/15/14	4,225,000	4,659,698
Archer Daniels Midland 4.70% 3/1/41	1,540,000	1,582,435
Biomet 11.625% 10/15/17	761,000	852,320
*Biomet PIK 10.375% 10/15/17	698,000	770,418
Bio-Rad Laboratories
4.875% 12/15/20	8,465,000	8,369,768
8.00% 9/15/16	515,000	572,938
#Blue Merger Subordinate 144A 7.625% 2/15/19	1,605,000	1,635,094
#Bumble Bee Acquisition 144A 9.00% 12/15/17	1,585,000	1,656,325
CareFusion 6.375% 8/1/19	8,080,000	9,046,941
Celgene
2.45% 10/15/15	1,375,000	1,332,128
3.95% 10/15/20	5,290,000	5,001,647
#Cencosud 144A 5.50% 1/20/21	1,180,000	1,168,114
Coca-Cola Enterprises
3.50% 9/15/20	2,155,000	2,039,156
4.50% 9/1/21	3,650,000	3,687,573
Covidien International Finance 4.20% 6/15/20	8,265,000	8,215,360
Delhaize Group 5.70% 10/1/40	5,604,000	5,138,465
#DJO Finance 144A 9.75% 10/15/17	425,000	448,375
#Dole Food 144A 8.00% 10/1/16	705,000	751,706
Genzyme 3.625% 6/15/15	5,270,000	5,480,004
#Geo Group 144A 6.625% 2/15/21	645,000	641,775
HCA 9.875% 2/15/17	120,000	135,000
#HCA Holdings 144A 7.75% 5/15/21	1,140,000	1,194,150
HCA PIK 9.625% 11/15/16	384,000	414,720
Hospira 6.40% 5/15/15	5,131,000	5,765,946
Ingles Markets 8.875% 5/15/17	851,000	918,016
Jarden
*6.125% 11/15/22	680,000	668,100
7.50% 1/15/20	365,000	385,075
Kellogg 4.00% 12/15/20	15,000	14,710
Kraft Foods
6.125% 8/23/18	595,000	666,402
6.50% 8/11/17	510,000	582,348
Laboratory Corporation of America Holdings 4.625% 11/15/20	5,945,000	5,963,061
Life Technologies 6.00% 3/1/20	2,375,000	2,562,478
McKesson 4.75% 3/1/21	2,885,000	2,931,613
Medco Health Solutions
4.125% 9/15/20	3,685,000	3,558,896
7.125% 3/15/18	1,045,000	1,220,408
Merck 3.875% 1/15/21	2,700,000	2,648,063
#Multiplan 144A 9.875% 9/1/18	1,220,000	1,311,500
#Mylan 144A 6.00% 11/15/18	905,000	909,525
#Novasep Holding 144A 9.75% 12/15/16	540,000	348,300
PHH 9.25% 3/1/16	615,000	668,813
#PHH 144A 9.25% 3/1/16	2,410,000	2,632,925
Quest Diagnostics
4.70% 4/1/21	5,345,000	5,300,743
4.75% 1/30/20	485,000	487,574
Radnet Management 10.375% 4/1/18	550,000	558,938
#Reynolds Group Issuer 144A 9.00% 4/15/19	1,615,000	1,679,600
*RSC Equipment Rental 10.25% 11/15/19	975,000	1,116,375
*Safeway 3.95% 8/15/20	3,105,000	2,942,537
#Scotts Miracle-Gro 144A 6.625% 12/15/20	540,000	556,875
#ServiceMaster PIK 144A 10.75% 7/15/15	1,070,000	1,142,225
Smithfield Foods 10.00% 7/15/14	265,000	313,363
*Supervalu 8.00% 5/1/16	662,000	665,310
Tops Markets 10.125% 10/15/15	500,000	540,000
Tyson Foods 10.50% 3/1/14	840,000	1,012,200
#Viskase 144A 9.875% 1/15/18	1,400,000	1,515,501
#Votorantim Cimentos 144A 7.25% 4/5/41	4,135,000	4,109,983
Yale University 2.90% 10/15/14	3,520,000	3,639,205
Yankee Acquisition 9.75% 2/15/17	1,175,000	1,255,781
Zimmer Holdings 4.625% 11/30/19	5,190,000	5,384,630
		139,626,885

Electric – 4.18%
AES
7.75% 3/1/14	150,000	162,750
8.00% 6/1/20	616,000	668,360
Ameren Illinois 9.75% 11/15/18	5,870,000	7,582,460
#American Transmission Systems 144A 5.25% 1/15/22	4,475,000	4,658,251
#Calpine 144A 7.875% 7/31/20	980,000	1,046,150
CMS Energy
4.25% 9/30/15	5,345,000	5,386,637
6.25% 2/1/20	540,000	566,668
6.55% 7/17/17	1,105,000	1,210,435
8.75% 6/15/19	2,135,000	2,558,642
Commonwealth Edison
*4.00% 8/1/20	780,000	754,631
5.80% 3/15/18	735,000	813,149
*Dominion Resources 4.45% 3/15/21	5,275,000	5,241,799
Duquense Light Holdings 5.50% 8/15/15	1,076,000	1,102,871
Dynegy Holdings
7.75% 6/1/19	1,223,000	955,469
*8.375% 5/1/16	205,000	172,713
Elwood Energy 8.159% 7/5/26	848,824	844,580
*#Enel Finance International 144A 6.25% 9/15/17	4,040,000	4,430,163
Energy Future Intermediate Holding 10.00% 12/1/20	1,060,000	1,128,556
Exelon Generation 4.00% 10/1/20	6,130,000	5,615,116
Florida Power 5.65% 6/15/18	1,010,000	1,131,384
*#GenOn Escrow 144A 9.875% 10/15/20	700,000	735,000
Jersey Central Power & Light 5.625% 5/1/16	495,000	546,971
#LG&E & KU Energy 144A 3.75% 11/15/20	2,660,000	2,460,625
*Mirant Americas Generation 8.50% 10/1/21	1,111,000	1,160,995
NRG Energy 7.375% 2/1/16	571,000	592,413
*Oncor Electric Delivery 7.00% 9/1/22	1,405,000	1,619,263
#Oncor Electric Delivery 144A
5.00% 9/30/17	2,345,000	2,436,232
5.25% 9/30/40	640,000	588,608
*Pennsylvania Electric 5.20% 4/1/20	4,535,000	4,639,885
PPL Electric Utilities 7.125% 11/30/13	1,130,000	1,288,950
Public Service Company of Oklahoma 5.15% 12/1/19	3,595,000	3,792,693
•Puget Sound Energy 6.974% 6/1/67	2,369,000	2,318,498
Southern California Edison 5.50% 8/15/18	4,150,000	4,647,456
#Tampa Electric 144A 5.40% 5/15/21	2,515,000	2,733,561
•Wisconsin Energy 6.25% 5/15/67	1,255,000	1,261,289
		76,853,223
Energy – 5.28%
Anadarko Petroleum 5.95% 9/15/16	3,000,000	3,265,965
Antero Resources Finance 9.375% 12/1/17	525,000	574,875
Berry Petroleum 10.25% 6/1/14	980,000	1,141,700
Chesapeake Energy
*6.125% 2/15/21	570,000	589,238
7.25% 12/15/18	141,000	158,273
9.50% 2/15/15	672,000	836,640
#CNOOC Finance 2011 144A 4.25% 1/26/21	4,551,000	4,447,556
Complete Production Services 8.00% 12/15/16	1,381,000	1,463,860
Comstock Resources 7.75% 4/1/19	285,000	290,344
Copano Energy 7.75% 6/1/18	810,000	850,500
Ecopetrol 7.625% 7/23/19	3,416,000	3,954,020
#ENI 144A 4.15% 10/1/20	3,855,000	3,621,187
ENSCO 4.70% 3/15/21	3,635,000	3,615,222
Enterprise Products Operating
•7.034% 1/15/68	4,580,000	4,758,130
9.75% 1/31/14	2,840,000	3,405,200
EOG Resources 4.10% 2/1/21	4,825,000	4,680,713
*Forest Oil 7.25% 6/15/19	907,000	952,350
#Headwaters 144A 7.625% 4/1/19	750,000	753,750
#Helix Energy Solutions Group 144A 9.50% 1/15/16	2,319,000	2,458,140
*#Hercules Offshore 144A 10.50% 10/15/17	1,270,000	1,308,100
#Hilcorp Energy I 144A
7.625% 4/15/21	575,000	605,188
7.75% 11/1/15	545,000	566,800
Holly 9.875% 6/15/17	965,000	1,095,275
International Coal Group 9.125% 4/1/18	1,000,000	1,140,000

#IPIC GMTN 144A 5.00% 11/15/20	2,452,000	2,387,405
Kinder Morgan Energy Partners 9.00% 2/1/19	5,335,000	6,781,029
Linn Energy 8.625% 4/15/20	595,000	663,425
#Murray Energy 144A 10.25% 10/15/15	1,050,000	1,134,000
*#NFR Energy/Finance 144A 9.75% 2/15/17	830,000	825,850
Noble Energy 8.25% 3/1/19	4,010,000	5,052,672
*OPTI Canada
7.875% 12/15/14	736,000	392,840
8.25% 12/15/14	820,000	441,775
*#OPTI Canada 144A 9.00% 12/15/12	810,000	827,213
Pemex Project Funding Master Trust 6.625% 6/15/35	1,510,000	1,522,251
Petrobras International Finance
*5.375% 1/27/21	4,030,000	4,062,313
5.75% 1/20/20	1,380,000	1,430,555
5.875% 3/1/18	315,000	335,238
Petrohawk Energy 7.875% 6/1/15	1,210,000	1,288,650
#Petrohawk Energy 144A 7.25% 8/15/18	245,000	253,575
Petroleum Development 12.00% 2/15/18	752,000	856,340
*#Petronas Global Sukuk 144A 4.25% 8/12/14	827,000	870,383
Pride International 6.875% 8/15/20	1,435,000	1,634,106
Quicksilver Resources 7.125% 4/1/16	709,000	703,683
Range Resources 8.00% 5/15/19	677,000	749,778
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	379,185	407,434
*#SandRidge Energy 144A 9.875% 5/15/16	1,754,000	1,955,710
Transocean 6.50% 11/15/20	4,776,000	5,275,273
Weatherford International 9.625% 3/1/19	2,785,000	3,552,092
Williams 8.75% 3/15/32	595,000	772,146
Williams Partners 7.25% 2/1/17	2,040,000	2,392,037
#Woodside Finance 144A
4.50% 11/10/14	2,355,000	2,496,342
8.125% 3/1/14	1,300,000	1,494,345
		97,091,486
Finance Companies – 1.88%
Capital One Capital V 10.25% 8/15/39	3,590,000	3,917,588
#CDP Financial 144A
4.40% 11/25/19	4,590,000	4,639,466
5.60% 11/25/39	3,200,000	3,310,112
FTI Consulting 7.75% 10/1/16	340,000	357,000
#FTI Consulting 144A 6.75% 10/1/20	670,000	681,725
General Electric Capital
4.375% 9/16/20	1,235,000	1,202,465
5.30% 2/11/21	2,675,000	2,722,099
6.00% 8/7/19	8,370,000	9,153,198
•#ILFC E-Capital Trust I 144A 5.97% 12/21/65	1,545,000	1,293,489
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	660,000	557,700
*International Lease Finance 8.25% 12/15/20	795,000	872,513
*Nuveen Investments 10.50% 11/15/15	1,528,000	1,577,660
#Nuveen Investments 144A 10.50% 11/15/15	840,000	863,100
#Pinafore 144A 9.00% 10/1/18	1,525,000	1,662,250
#UPCB Finance III 144A 6.625% 7/1/20	1,870,000	1,841,950
		34,652,315
Insurance – 1.46%
American International Group 5.45% 5/18/17	3,120,000	3,211,097
•Chubb 6.375% 3/29/67	3,000,000	3,172,500
•Genworth Financial 6.15% 11/15/66	1,460,000	1,164,350
#Health Care Services 144A 4.70% 1/15/21	1,865,000	1,875,755
*•ING Groep 5.775% 12/29/49	1,005,000	934,650
•#Liberty Mutual Group 144A 7.00% 3/15/37	790,000	760,835
MetLife
4.75% 2/8/21	495,000	497,097
6.40% 12/15/36	75,000	72,608
6.817% 8/15/18	2,630,000	3,045,461
#Metlife Capital Trust X 144A 9.25% 4/8/38	3,120,000	3,782,999
Prudential Financial
3.875% 1/14/15	2,900,000	3,001,248
4.50% 11/15/20	1,370,000	1,344,508
@=#‡wTwin Reefs Pass Through Trust 144A 1.386% 12/31/49	600,000	0
∏•XL Group 6.50% 12/31/49	1,210,000	1,122,275
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65	2,275,000	2,343,250
•#ZFS Finance USA Trust IV 144A 5.875% 5/9/32	500,000	500,021
		26,828,654

Natural Gas – 2.44%
AmeriGas Partners
6.50% 5/20/21	730,000	750,075
7.125% 5/20/16	296,000	308,580
Buckeye Partners 4.875% 2/1/21	6,935,000	6,902,183
CenterPoint Energy 5.95% 2/1/17	2,515,000	2,740,608
El Paso
*6.875% 6/15/14	192,000	215,420
7.00% 6/15/17	1,273,000	1,431,107
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	354,000	360,821
•Enbridge Energy Partners 8.05% 10/1/37	3,025,000	3,214,855
Energy Transfer Partners 9.70% 3/15/19	7,310,000	9,555,346
#Inergy Finance 144A 6.875% 8/1/21	550,000	574,063
Nisource Finance
5.45% 9/15/20	985,000	1,024,056
6.40% 3/15/18	1,745,000	1,955,016
6.80% 1/15/19	1,700,000	1,947,836
Plains All American Pipeline 8.75% 5/1/19	4,195,000	5,256,108
Sempra Energy 6.15% 6/15/18	1,935,000	2,176,132
•TransCanada Pipelines 6.35% 5/15/67	6,420,000	6,454,238
		44,866,444
Real Estate – 1.25%
Brandywine Operating Partnership 4.95% 4/15/18	2,655,000	2,623,926
Developers Diversified Realty
4.75% 4/15/18	2,200,000	2,144,655
5.375% 10/15/12	2,175,000	2,255,053
*7.50% 4/1/17	1,060,000	1,197,051
9.625% 3/15/16	865,000	1,054,848
Digital Realty Trust
5.25% 3/15/21	1,450,000	1,429,351
5.875% 2/1/20	2,105,000	2,200,836
Health Care REIT 5.25% 1/15/22	4,415,000	4,316,294
Host Marriott 6.375% 3/15/15	1,065,000	1,092,956
#Qatari Diar Finance 144A 5.00% 7/21/20	1,601,000	1,588,816
Regency Centers
*4.80% 4/15/21	1,960,000	1,917,756
5.875% 6/15/17	575,000	630,925
Ventas Realty 6.50% 6/1/16	490,000	507,119
		22,959,586
Technology – 0.64%
Amkor Technology 7.375% 5/1/18	550,000	572,000
Analog Devices 3.00% 4/15/16	1,965,000	1,955,841
Fidelity National Information Services 7.875% 7/15/20	320,000	351,200
First Data
*9.875% 9/24/15	965,000	993,950
11.25% 3/31/16	690,000	690,863
National Semiconductor 6.60% 6/15/17	3,840,000	4,230,927
#Seagate Technology International 144A 10.00% 5/1/14	2,010,000	2,351,700
#Unisys 144A 12.75% 10/15/14	554,000	660,645
		11,807,126
Transportation – 1.38%
#Ashtead Capital 144A 9.00% 8/15/16	832,000	879,840
#Ashtead Holdings 144A 8.625% 8/1/15	75,000	78,656
#Brambles USA 144A
3.95% 4/1/15	6,910,000	6,956,912
5.35% 4/1/20	910,000	914,829
Burlington Northern Santa Fe
3.60% 9/1/20	600,000	570,228
4.70% 10/1/19	3,950,000	4,131,424
5.65% 5/1/17	655,000	730,280
*5.75% 3/15/18	180,000	200,865
Canadian Pacific 4.45% 3/15/23	2,810,000	2,721,552
#Erac USA Finance 144A 5.25% 10/1/20	6,355,000	6,555,735
Kansas City Southern de Mexico 8.00% 2/1/18	325,000	355,875
@‡Northwest Airlines 10.00% 2/1/11	145,000	1,247
#United Air Lines 144A 12.00% 11/1/13	1,230,000	1,342,238
		25,439,681
Total Corporate Bonds (cost $904,376,456)		934,836,036

Municipal Bonds – 0.10%
Oregon State Taxable Pension 5.892% 6/1/27		5,000	5,202
§•Puerto Rico Sales Tax Financing Revenue (1st Subordinate) Class B 5.00% 8/1/39-11		1,875,000	1,904,550
Total Municipal Bonds (cost $1,880,000)			1,909,752

Non-Agency Asset-Backed Securities – 1.86%
•Ally Master Owner Trust Series 2011-1 A1 1.13% 1/15/16		2,200,000	2,207,411
•American Express Credit Account Master Trust Series 2010-1 B 0.86% 11/16/15		1,225,000	1,225,014
•Bank of America Credit Card Trust Series 2008-A5 A5 1.46% 12/16/13		2,460,000	2,467,469
Capital Auto Receivables Asset Trust Series 2008-1 A3A 3.86% 8/15/12		169,231	170,174
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20		2,485,000	2,810,321
Series 2009-A2 A2 3.20% 4/15/14		1,845,000	1,855,625
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 6/25/32		389,446	389,644
#CIT Equipment Collateral 144A
Series 2009-VT1 A3 3.07% 8/15/16		1,151,349	1,159,958
Series 2010-VT1A A3 2.41% 5/15/13		1,170,000	1,178,384
Citibank Credit Card Issuance Trust
•Series 2004-C1 C1 0.91% 7/15/13		1,485,000	1,483,264
Series 2007-A3 A3 6.15% 6/15/39		1,472,000	1,714,339
•Series 2007-A7 A7 0.60% 8/20/14		750,000	751,613
•Series 2009-A2 A2 1.81% 5/15/14		110,000	111,625
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		1,910,000	1,889,055
Series 2006-3 A5 5.948% 11/25/36		1,800,000	1,453,228
CNH Equipment Trust
Series 2008-A A4A 4.93% 8/15/14		441,168	449,808
Series 2009-C A3 1.85% 12/16/13		826,757	831,037
•#CNH Wholesale Master Note Trust 144A Series 2011-1A A 1.06% 12/15/15		5,000,000	5,011,281
@Countrywide Asset-Backed Certificates Series 2006-13 1AF3 5.944% 1/25/37		19,489	11,609
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		1,800,000	2,019,035
#Ford Auto Securitization Trust 144A Series 2011-R1A A3 3.02% 2/15/16	CAD	1,215,000	1,251,590
Ford Credit Auto Owner Trust Series 2010-B B 2.54% 2/15/16	USD	1,155,000	1,157,114
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.81% 9/15/14		1,355,000	1,373,245
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14		735,000	739,545
•Merrill Auto Trust Securitization Series 2007-1 A4 0.32% 12/15/13		278,016	277,847
Mid-State Trust Series 11 A1 4.864% 7/15/38		14,194	14,061
•Residential Asset Securities Series 2006-KS3 AI3 0.42% 4/25/36		51,022	46,201
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		87,875	88,180
Total Non-Agency Asset-Backed Securities (cost $33,528,394)			34,137,677

Non-Agency Collateralized Mortgage Obligations – 1.00%
•American Home Mortgage Investment Trust Series 2005-2 5A1 5.06% 9/25/35		323,838	306,485
•ARM Trust Series 2005-10 3A11 5.273% 1/25/36		698,557	610,162
Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34		3,487	3,407
Series 2005-1 2A1 5.50% 2/25/20		402,269	386,905
Series 2005-3 2A1 5.50% 4/25/20		51,958	50,159
Series 2005-6 7A1 5.50% 7/25/20		322,277	309,220
Series 2005-9 5A1 5.50% 10/25/20		584,710	564,126
Bank of America Funding Series 2006-5 2A10 5.75% 9/25/36		1,715,767	1,714,896
•Bank of America Mortgage Securities Series 2003-D 1A2 2.747% 5/25/33		31	23
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18		202,290	208,923
•Chaseflex Trust Series 2006-1 A4 6.236% 6/25/36		1,490,000	1,220,338
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36		235,000	219,128
Series 2006-4 3A1 5.50% 8/25/21		319,739	322,269
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.074% 8/25/34		467,329	480,090
Series 2007-AR8 1A3A 5.714% 8/25/37		1,445,678	1,092,756
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 2.899% 5/25/33		315	274
Series 2006-1 A2 6.00% 3/25/36		482,901	432,015
Series 2006-17 A5 6.00% 12/25/36		616	610
•Series 2006-HYB1 3A1 2.807% 3/20/36		775,309	480,970
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		30,082	31,454
•First Horizon Asset Securities Series 2007-AR2 1A1 5.71% 8/25/37		805,135	600,169
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3 8.00% 1/25/35		202,418	202,364
Series 2005-RP1 1A4 8.50% 1/25/35		155,105	151,934
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 5.082% 1/25/36		402,575	352,049

•JPMorgan Mortgage Trust
@Series 2004-A6 1A2 4.675% 12/25/34		525,914	439,333
Series 2005-A2 5A1 4.298% 4/25/35		34,401	34,609
Series 2005-A8 2A1 2.987% 11/25/35		600,189	576,985
Series 2006-A2 3A3 5.662% 4/25/36		495,000	435,594
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		130,438	127,344
•MASTR ARM Trust
Series 2003-6 1A2 2.575% 12/25/33		1,054	1,021
Series 2005-6 7A1 5.374% 6/25/35		379,995	328,369
#MASTR Reperforming Loan Trust 144A Series 2005-1 1A5 8.00% 8/25/34		300,967	306,686
•#MASTR Specialized Loan Trust 144A Series 2005-2 A2 5.006% 7/25/35		89,608	89,163
•Residential Accredit Loans Series 2004-QA6 NB1 3.54% 12/26/34		2,387	1,785
•Structured ARM Loan Trust Series 2006-5 5A4 5.425% 6/25/36		75,177	19,650
wWashington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35		146,723	91,679
wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		170,420	177,131
•Series 2006-AR14 2A1 5.601% 11/25/36		2,205,285	1,775,880
Wells Fargo Mortgage-Backed Securities Trust
•Series 2005-AR16 2A1 2.759% 10/25/35		6,785	6,310
Series 2006-2 3A1 5.75% 3/25/36		1,237,819	1,216,784
Series 2006-3 A11 5.50% 3/25/36		868,075	856,533
Series 2006-7 2A1 6.00% 6/25/36		129,640	120,214
•Series 2006-AR5 2A1 2.715% 4/25/36		709,955	578,980
•Series 2006-AR19 A1 5.48% 12/25/36		803,824	755,138
Series 2007-13 A7 6.00% 9/25/37		653,464	633,743
Total Non-Agency Collateralized Mortgage Obligations (cost $18,644,746)			18,313,657

Regional Bonds – 0.62%Δ
Australia – 0.14%
New South Wales Treasury 2.75% 11/20/25	AUD	2,310,000	2,514,171
			2,514,171
Canada – 0.48%
Province of Ontario Canada
4.40% 6/2/19	CAD	8,158,000	8,748,059
*4.40% 4/14/20	USD	70,000	72,592
			8,820,651
Total Regional Bonds (cost $10,326,987)			11,334,822

«Senior Secured Loans – 5.93%
Advantage Sales & Marketing 5.252% 11/29/17		1,127,175	1,131,396
Affinion Group Tranche B 5.00% 10/7/16		1,020,382	1,021,020
AIG
Tranche 1 6.75% 3/17/15		406,731	409,527
Tranche 2 7.00% 3/17/16		298,269	302,931
Alliance HealthCare Services 5.50% 6/1/16		1,286,536	1,292,165
Allied Security Holdings
8.50% 1/21/18		665,000	676,638
Tranche B 5.00% 1/21/17		675,000	680,201
Anchor Glass 6.00% 2/3/16		1,235,005	1,248,899
Armored Autogroup Tranche B 6.00% 11/5/16		1,032,413	1,036,284
Aspect Software Tranche B 6.25% 5/7/16		511,138	516,888
ATI Holdings 7.75% 3/12/16		747,708	755,653
Attachmate 6.50% 11/21/16		1,130,000	1,123,881
AZ Chem US 4.75% 11/19/16		814,255	819,092
BNY ConvergEx Group
5.25% 11/29/16		249,375	251,324
8.75% 11/29/17		1,425,000	1,467,750
Bresnan Broadband Holdings 4.497% 12/6/17		2,189,513	2,206,087
Brickman Group Holdings Tranche B 7.25% 10/14/16		892,763	911,872
Brock Holdings III
10.00% 2/15/18		955,000	983,650
Tranche B 6.00% 2/15/17		480,000	481,502
Burlington Coat Factory Tranche B 6.25% 2/10/17		1,280,000	1,267,200
Butler Animal Health Supply Tranche B 5.50% 12/31/15		81,949	82,205
BWAY Holding Tranche B 4.50% 2/9/18		360,074	362,184
Cengage Learning Acquisitions
2.55% 7/3/14		984,897	945,378
7.50% 7/7/14		1,254,245	1,265,220
Charter Communications Operating Tranche B 8.50% 3/6/14		1,512,855	1,539,141
Chester Downs & Marina 12.375% 12/31/16		1,197,973	1,225,922
Citadel Broadcasting Tranche B 4.25% 11/29/16		970,200	972,014

CityCenter Holdings 7.50% 1/10/15	425,000	430,472
Clear Channel Communication Tranche B 3.912% 1/29/16	1,807,548	1,595,567
Commscope Tranche B 5.00% 1/3/18	714,000	720,629
Community Health Systems Tranche Extended 3.81% 1/25/17	2,590,367	2,589,732
Darling International Tranche B 5.141% 11/9/16	173,333	174,959
DaVita Tranche B 4.50% 10/20/16	2,538,638	2,555,405
Del Monte Foods Tranche B 4.50% 11/26/17	1,660,000	1,664,499
Delta Air Lines 4.25% 2/22/16	815,092	810,169
DineEquity Tranche B 4.25% 10/31/17	1,206,846	1,217,406
Dunkin Brands Tranche B 4.25% 11/23/17	1,246,875	1,256,096
Fifth Third Processing
8.50% 11/3/17	860,000	877,630
Tranche B 5.50% 11/3/16	1,032,413	1,038,220
First Data Tranche B2 3.002% 9/24/14	2,225,000	2,136,000
Ford Motor Tranche B 3.01% 12/15/13	2,592,088	2,594,381
Genon Energy Tranche B 6.00% 6/20/17	726,350	735,793
Getty Images 5.25% 11/4/16	746,250	753,179
Goodman Global Tranche B 5.75% 10/28/16	880,575	885,524
Graham Packaging
Tranche C 6.75% 4/5/14	2,451,828	2,472,987
Tranche D 6.00% 9/23/16	716,400	724,012
Gray Television Tranche B 3.76% 12/31/14	2,360,792	2,344,397
Grifols Tranche B 6.00% 6/4/16	2,370,000	2,391,176
Harrahs Operating Tranche B1 3.303% 1/28/15	2,370,000	2,208,176
HCA Tranche B2 3.539% 3/31/17	2,440,000	2,438,658
HGI Holdings 6.75% 7/27/17	1,582,209	1,596,054
Houghton International Tranche B 6.75% 1/11/16	1,035,541	1,045,254
ICL Industrial Contrainers Tranche C 4.50% 2/9/18	31,968	32,155
infoGROUP Tranche B 6.25% 3/30/16	840,775	849,183
Intelsat Jackson Holdings 5.25% 4/3/18	750,000	756,289
Isle of Capri Casinos 4.75% 3/1/17	760,000	764,906
Jo-Ann Stores Tranche B 4.75% 12/23/17	650,000	644,924
Johnsondiversey Tranche B 5.50% 11/24/15	906,472	912,138
Knology Tranche B 4.00% 8/8/17	1,510,000	1,511,684
Level 3 Financing Tranche B 11.50% 3/13/14	780,000	836,160
Live Nation Entertainment Tranche B 4.50% 11/6/16	1,027,238	1,032,374
MedAssets Tranche B 5.252% 11/15/16	738,150	743,572
Mediacom Illinois 5.50% 3/31/17	1,103,639	1,105,433
MGM MIRAGE Tranche E 7.00% 2/21/14	1,863,681	1,836,779
Multiplan 4.75% 8/26/17	1,830,000	1,835,948
NBTY Tranche B 4.25% 10/1/17	965,000	968,016
New Development Holdings Tranche B 4.50% 3/1/18	2,428,000	2,441,075
Nuveen Investment
5.804% 5/13/17	1,114,518	1,119,534
2nd Lien 12.50% 7/9/15	532,000	572,568
Tranche B 3.303% 11/13/14	350,482	337,275
OSI Restaurant
2.625% 6/14/13	42,731	41,657
2.625% 6/13/14	1,345,869	1,312,034
Pierre Foods 7.00% 9/29/16	1,022,438	1,028,669
Pinnacle Foods Finance Tranche D 6.00% 4/2/14	453,687	458,603
PQ 6.77% 7/30/15	3,941,000	3,897,648
Prime Healthcare Services Tranche B 7.25% 4/28/15	1,811,313	1,788,671
Radnet Management Tranche B 5.751% 4/2/16	1,109,272	1,114,818
Remy International Tranche B 6.25% 12/16/16	458,850	465,733
Reynolds & Reynolds 5.25% 4/21/17	842,606	843,554
Rockwood Specialities Group Tranche B 3.75% 1/25/18	850,000	856,112
Roundy's Supermarkets 10.00% 4/16/16	493,000	500,703
Sinclair Television Group Tranche B 4.00% 10/29/16	1,315,909	1,319,429
Smurfit-Stone Container Enterprises 6.75% 6/30/16	983,150	987,205
Texas Competitive Electric Holdings Tranche B2 3.786% 10/10/14	4,220,286	3,562,491
Toys R US Delaware Tranche B 6.00% 9/1/16	1,527,325	1,538,971
Transdigm Group 1st Lien 4.00% 2/3/17	1,057,350	1,065,751
Univision Communications 4.512% 3/29/17	3,169,880	3,099,159
US TelePacific 5.75% 2/10/17	1,807,343	1,812,990
Visant 5.25% 12/31/16	2,049,863	2,048,766
Walter Industries Tranche B 4.00% 2/3/18	755,000	760,851
Total Senior Secured Loans (cost $107,043,307)		109,036,227

Sovereign Debt – 11.14%Δ
Australia – 1.56%
Australia Government Bond
4.50% 4/15/20	AUD	18,677,000	18,027,925
6.00% 2/15/17	AUD	7,570,000	8,109,087
Australian Inflation-Linked Bond 3.00% 9/20/25	AUD	2,310,000	2,599,870
			28,736,882
Belgium – 0.18%
Belgium Government Bond 4.25% 9/28/21	EUR	2,395,600	3,377,831
			3,377,831
Brazil – 0.58%
Brazil Government International Bond
7.125% 1/20/37	USD	2,760,000	3,277,500
8.875% 10/14/19		2,760,000	3,650,100
10.25% 1/10/28	BRL	3,219,000	1,972,064
*12.50% 1/5/22	BRL	2,360,000	1,684,372
			10,584,036
Canada – 0.36%
Canadian Government Bond
3.75% 6/1/19	CAD	3,460,000	3,706,012
4.00% 6/1/41	CAD	2,696,000	2,913,993
			6,620,005
Chile – 0.21%
Chile Government International Bond 5.50% 8/5/20	CLP	1,846,000,000	3,809,233
			3,809,233
Colombia – 0.32%
Colombia Government International Bond
7.75% 4/14/21	COP	3,902,000,000	2,259,261
10.375% 1/28/33	USD	1,150,000	1,733,625
Republic of Colombia 9.85% 6/28/27	COP	2,970,000,000	1,920,542
			5,913,428
Croatia – 0.17%
Croatia Government International Bond 6.625% 7/14/20	USD	650,000	671,938
*#Croatia Government International Bond 144A
6.375% 3/24/21		1,461,000	1,465,498
6.75% 11/5/19		1,004,000	1,053,403
			3,190,839
France – 0.15%
France Government Bond O.A.T. 3.75% 4/25/17	EUR	1,911,000	2,794,059
			2,794,059
Germany – 0.19%
Bundesrepublik Deutschland 2.25% 9/4/20	EUR	2,659,000	3,450,585
			3,450,585
Indonesia – 0.39%
Indonesia Treasury Bond
10.50% 8/15/30	IDR	9,343,000,000	1,189,943
11.00% 11/15/20	IDR	43,014,000,000	5,921,319
			7,111,262
Italy – 0.21%
Italy Buoni Poliennali Del Tesoro 4.25% 3/1/20	EUR	2,784,000	3,842,038
			3,842,038
Lithuania – 0.09%
*#Lithuania Government International Bond 144A 6.125% 3/9/21	USD	1,690,000	1,733,940
			1,733,940
Mexico – 0.74%
Mexican Bonos
7.50% 6/3/27	MXN	39,778,000	3,160,614
7.75% 12/14/17	MXN	66,521,000	5,785,383
8.50% 12/13/18	MXN	36,710,800	3,309,156
Mexico Government International Bond 5.95% 3/19/19	USD	1,240,000	1,388,180
			13,643,333
New Zealand – 0.08%
New Zealand Government Bond 6.00% 5/15/21	NZD	1,940,000	1,518,493
			1,518,493
Norway – 1.89%
Norway Government Bond
3.75% 5/25/21	NOK	12,026,000	2,162,490
4.50% 5/22/19	NOK	91,424,000	17,438,108
5.00% 5/15/15	NOK	78,716,000	15,156,193
			34,756,791

Panama – 0.34%
Panama Government International Bond
6.70% 1/26/36	USD	728,000	820,820
7.125% 1/29/26		1,340,000	1,596,610
7.25% 3/15/15		1,430,000	1,669,525
8.875% 9/30/27		1,551,000	2,101,605
			6,188,560
Peru – 0.34%
Peruvian Government International Bond
*7.125% 3/30/19		4,354,000	5,159,490
7.35% 7/21/25		986,000	1,176,791
			6,336,281
Philippines – 0.62%
Philippine Government International Bond
4.95% 1/15/21	PHP	179,000,000	4,058,687
6.25% 1/14/36	PHP	51,000,000	1,116,665
6.375% 10/23/34	USD	2,555,000	2,701,913
6.50% 1/20/20		1,700,000	1,931,625
9.375% 1/18/17		1,240,000	1,598,050
			11,406,940
Poland – 0.48%
Poland Government Bond
5.00% 10/24/13	PLN	2,550,000	895,413
5.50% 4/25/15	PLN	5,150,000	1,805,490
5.50% 10/25/19	PLN	8,931,000	3,008,183
Poland Government International Bond 6.375% 7/15/19		2,850,000	3,185,558
			8,894,644
Republic of Korea – 0.20%
@Inflation Linked Korea Treasury Bond 2.75% 6/10/20	KRW	2,356,503,471	2,418,655
Republic of Korea 4.25% 12/7/21	EUR	969,000	1,268,281
			3,686,936
Russia – 0.40%
Russia Eurobond 7.50% 3/31/30	USD	2,638,250	3,081,819
#Russia Eurobond 144A
7.50% 3/31/30		1,552,825	1,822,240
*7.85% 3/10/18	RUB	70,000,000	2,518,371
			7,422,430
South Africa – 0.51%
South Africa Government Bond 7.25% 1/15/20	ZAR	32,439,000	4,393,193
South Africa Government International Bond
5.50% 3/9/20	USD	1,133,000	1,205,229
6.50% 6/2/14		1,616,000	1,813,960
South Africa Inflation – Linked Bond 2.75% 1/31/22	ZAR	12,651,749	1,887,958
			9,300,340
Sweden – 0.22%
Sweden Government Bond 5.00% 12/1/20	SEK	22,085,000	3,968,699
			3,968,699
Turkey – 0.33%
Turkey Government Bond 4.00% 4/29/15	TRY	4,385,758	3,054,345
Turkey Government International Bond 5.625% 3/30/21	USD	2,900,000	2,972,500
			6,026,845
United Kingdom – 0.40%
United Kingdom Gilt
4.50% 3/7/19	GBP	1,667,000	2,871,456
4.75% 3/7/20	GBP	2,574,100	4,493,289
			7,364,745
Uruguay – 0.18%
Uruguay Government International Bond 8.00% 11/18/22	USD	2,594,000	3,242,500
			3,242,500
Total Sovereign Debt (cost $198,674,723)			204,921,675

Supranational Banks – 0.57%
European Investment Bank
*4.00% 2/16/21		45,000	45,663
9.00% 12/21/18	ZAR	29,400,000	4,341,045
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	12,250,000	2,183,368
3.625% 6/22/20	NOK	12,410,000	2,149,838
6.00% 2/15/17	AUD	1,770,000	1,849,624
Total Supranational Banks (cost $9,346,373)			10,569,538

U.S. Treasury Obligations – 3.29%
¥U.S. Treasury Bond 4.25% 11/15/40	USD	23,115,000	22,110,954
U.S. Treasury Inflation Index Note 0.50% 4/15/15		4,298,526	4,467,110
U.S. Treasury Notes
*1.25% 3/15/14		500,000	499,923
2.25% 3/31/16		10,130,000	10,143,443
*3.625% 2/15/21		22,895,000	23,224,115
Total U.S. Treasury Obligations (cost $59,728,787)			60,445,545

		Number of
		Shares
Common Stock – 0.00%
=†*Adelphia Recovery Trust Series Arahova		1	0
=†Calpine Escrow		385,000	0
=†Century Communications		2,500,000	0
†Delta Air Lines		52	510
†GenOn Energy		328	1,249
=∏†PT Holdings		685	7
Total Common Stock (cost $514,941)			1,766

Convertible Preferred Stock – 0.21%
*Apache 6.00% exercise price $109.12, expiration date 8/1/13		13,300	942,437
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49		4,400	239,250
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		445	450,118
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49		519	701,948
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		806	849,524
Sandridge Energy 8.50% exercise price $8.01, expiration date 12/31/49		3,800	688,066
Total Convertible Preferred Stock (cost $3,515,627)			3,871,343

Preferred Stock – 0.66%
Alabama Power 5.625%		69,530	1,655,683
•†Ally Financial 8.50%		30,000	748,845
#Ally Financial 144A 7.00%		6,400	5,955,600
•†GMAC Capital Trust I 8.125%		50,000	1,277,575
•PNC Financial Services Group 8.25%		2,440,000	2,599,742
=†PT Holdings		137	0
Total Preferred Stock (cost $12,288,286)			12,237,445

Warrant – 0.00%
∏@=†Port Townsend		137	1
Total Warrant (cost $3,288)			1

		Principal
		Amount°
≠Short-Term Investments – 11.11%
Discount Notes – 10.45%
Federal Home Loan Bank
0.001% 4/1/11	USD	83,508,763	83,508,763
0.001% 4/1/11		11,394,989	11,394,989
0.001% 4/14/11		5,864,505	5,864,482
0.01% 4/18/11		3,753,283	3,753,265
0.02% 4/27/11		28,357,816	28,357,618
0.03% 5/3/11		11,729,011	11,728,589
0.037% 5/23/11		15,013,134	15,012,263
0.04% 5/9/11		9,617,789	9,617,385
0.05% 5/16/11		11,729,011	11,728,424
0.06% 6/7/11		11,142,560	11,140,900
			192,106,678
U.S. Treasury Obligation – 0.66%
U.S. Treasury Bill 0.00% 4/28/11		12,118,414	12,118,026
			12,118,026
Total Short-Term Investments (cost $204,225,812)			204,224,704

Total Value of Securities Before Securities Lending Collateral – 107.49%
(cost $1,921,433,353)			1,976,636,634

		Number of
		Shares
Securities Lending Collateral** – 5.55%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund		1,011,633	978,148
Delaware Investments Collateral Fund No.1		101,066,855	101,066,855
@†Mellon GSL Reinvestment Trust II		1,759,132	0
Total Securities Lending Collateral (cost $103,837,620)			102,045,003

Total Value of Securities – 113.04%
(cost $2,025,270,973)	2,078,681,637	©
Obligation to Return Securities Lending Collateral** – (5.65%)	(103,837,620)
Liabilities Net of Receivables and Other Assets (See Notes) – (7.39%)	(135,989,662	)z
Net Assets Applicable to 161,758,255 Shares Outstanding – 100.00%	$1,838,854,355

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PHP – Philippine Peso
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

•Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*Fully or partially on loan.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $277,832,028, which represented 15.11% of the Series’ net assets. See Note 5 in "Notes."
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2011.
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $5,940,048, which represented 0.32% of the Series’ net assets. See Note 5 in “Notes."
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2011, the aggregate amount of fair valued securities was $91,366 which represented 0.00% of the Series’ net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2011.
¥Fully or partially pledged as collateral for futures contracts.
†Non income producing security.
∏Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2011, the aggregate amount of the restricted securities was $1,122,283 or 0.06% of the Series’ net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
§Pre-Refunded bond. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
©Includes $10,667,218,470 of securities loaned.
zOf this amount, $183,255,040 represents payables for securities purchased as of March 31, 2011.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swap
CITI – Citigroup Global Market

FDIC – Federal Deposit Insurance Corporation
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
HY – High Yield
JPMC – JPMorgan Chase Bank
MASTR - Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
NCUA – National Credit Union Administration
O.A.T. – Obligations Assimilables du Tresor
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 20111:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settle Date	(Depreciation)
BAML	AUD	(5,887,800)	USD	5,800,000	4/8/11	$(288,438)
BAML	EUR	(2,510,841)	USD	3,473,372	4/8/11	(84,461)
BAML	MXN	17,058,402	USD	(1,406,287)	4/8/11	26,466
BCLY	EUR	(2,717,842)	USD	3,760,053	4/8/11	(91,098)
CITI	AUD	(6,521,620)	USD	6,557,000	4/8/11	(186,857)
CITI	EUR	127,161	USD	(179,577)	4/1/11	632
CITI	JPY	251,514,501	USD	(3,072,834)	4/8/11	(48,775)
GSC	GBP	(3,722,214)	USD	6,071,937	4/8/11	101,654
HSBC	AUD	(6,672,365)	USD	6,557,000	4/8/11	(342,739)
HSBC	EUR	(3,638,983)	USD	5,033,986	4/8/11	(122,410)
JPMC	CLP	1,329,532,500	USD	(2,784,361)	4/8/11	525
JPMC	EUR	(5,491,558)	USD	7,585,489	4/8/11	(195,986)
JPMC	MYR	27,759,711	USD	(9,098,561)	4/8/11	68,808
MSC	AUD	(9,061,967)	USD	8,917,000	4/8/11	(453,772)
MSC	CHF	2,871,764	USD	(3,092,370)	4/8/11	34,366
MSC	EUR	(5,013,112)	USD	6,921,704	4/8/11	(181,818)
MSC	JPY	224,814,050	USD	(2,810,000)	4/8/11	(106,972)
MSC	KRW	3,089,738,450	USD	(2,756,770)	4/8/11	59,713
MSC	MXN	7,125,523	USD	(587,234)	4/8/11	11,246
MSC	MYR	(9,206,884)	USD	3,018,353	4/8/11	(22,129)
						$(1,822,045)

Futures Contracts

				Unrealized
	Notional Cost			Appreciation
Contracts to Buy (Sell)	(Proceeds)	Notional Value	Expiration Date	(Depreciation)
32 Euro-Bond	$5,402,037	$5,500,096	6/8/11	$98,059
(652) U.S. Treasury 5 yr Notes	(76,560,720)	(76,146,469)	6/30/11	414,251
	$(71,158,682)			$512,310

Swap Contracts
CDS Contracts
					Unrealized
	Swap &	Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX. NA.HY.16	$2,440,000	5.00%	6/20/16	$6,187
BAML	Kingdom of Spain 5 yr CS	7,065,000	1.00%	12/20/15	(315,760)
BCLY	CDX.NA.HY.16	1,410,000	5.00%	6/20/16	(809)
	ITRAXX Europe Subordinate Financials 15.1
BCLY	5 yr CDS	16,825,000	1.00%	6/20/16	95,584
	Kingdom of Spain
BCLY	5 yr CDS	2,640,000	1.00%	3/21/16	(111,939)
BCLY	5 yr CDS	5,276,000	1.00%	3/20/15	(66,641)
	United States of America
BCLY	5 yr CDS	6,160,000	0.25%	3/20/16	(29,789)
CITI	CDX.NA.HY.16	2,650,000	5.00%	6/20/16	(1,521)
CITI	Sara Lee 5 yr CDS	1,630,000	1.00%	3/20/16	(102,764)
GSC	CDX.NA.HY.16	1,400,000	5.00%	6/20/16	929
JPMS	CDX.NA.HY.16	1,065,000	5.00%	6/20/16	(611)
	ITRAXX Europe Subordinate Financials 15.1
JPMC	5 yr CDS	17,745,000	1.00%	6/20/16	100,811
JPMC	Penney (J.C.) 5 yr CDS	2,695,000	1.00%	3/20/15	16,342
JPMC	Portuguese Republic 5 yr CDS	5,129,000	1.00%	6/20/15	243,297
JPMC	Viacom 5 yr CDS	3,965,000	1.00%	9/20/15	(53,322)
MSC	CDX.NA.HY.16	1,075,000	5.00%	6/20/16	(617)
		$79,170,000			$(220,623)

	Protection Sold / Moody’s Rating:
CITI	MetLife 5 yr CDS / A	$1,215,000	5.00%	9/20/14	$87,012
JPMC	Comcast 5 yr CDS / Baa	3,965,000	1.00%	9/20/15	67,823
JPMC	MetLife 5 yr CDS / A	1,185,000	1.00%	12/20/14	46,513
JPMC	Tyson Foods CDS / Ba	2,645,000	1.00%	3/20/16	50,929
		$9,010,000			$252,277
Total					$31,654

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts and are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Series’ ability to manage their investment portfolios and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls – The Series may enter into mortgage “dollar rolls” in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Series being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Series to buy a security. The Series accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Series’ portfolio turnover rate.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$2,026,304,693
Aggregate unrealized appreciation	$72,115,094
Aggregate unrealized depreciation	(19,738,150)
Net unrealized appreciation	$52,376,944

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securites)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$384,395,545	$1,251,590	$385,647,135
Corporate Debt	-	1,085,207,098	137,153	1,085,344,251
Foreign Debt	-	224,407,380	2,418,655	226,826,035
Municipal Bonds	-	1,909,752	-	1,909,752
Securities Lending Collateral	-	102,045,003	-	102,045,003
Short-Term Investments	-	204,224,704	-	204,224,704
U.S. Treasury Obligations	-	60,445,545	-	60,445,545
Common Stock	1,759	-	7	1,766
Other	-	12,237,445	1	12,237,446
Total	$1,759	$2,074,872,472	$3,807,406	$2,078,681,637

Foreign Currency Exchange Contracts	$-	$(1,822,045)	$-	$(1,822,045)
Futures Contracts	$512,310	$-	$-	$512,310
Swap Contracts	$-	$31,654	$-	$31,654

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-
	Backed	Corporate	Foreign	Common		Security
	Securities	Debt	Debt	Stock	Other	Lending	Total
Balance as of 12/31/10	$2,064,802	$2,391,358	$-	$7	$1	$-	$4,456,168
Purchases	1,235,635	46,850	-	-	-	-	1,282,485
Sales	(95,716)	(2,317,816)	-	-	-	-	(2,413,532)
Net realized gain	121	17,816	-	-	-	-	17,937
Transfer into Level 3	-	-	2,199,192	-	-	-	2,199,192
Transfer out of Level 3	(1,956,803)	-	-	-	-	-	(1,956,803)
Net change in unrealized
appreciation/depreciation	3,551	(1,055)	219,463	-	-	-	221,959
Balance as of 3/31/11	$1,251,590	$137,153	$2,418,655	$7	$1	$-	$3,807,406

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/11	$15,955	$(1,055)	$219,463	$-	$-	$-	$234,363

During the period ended March 31, 2011, the Series had transfers out of Level 3 investments into Level 2 investments in the amount of $1,956,803, which was due to the Series’ pricing vendor being able to supply matrix prices for investments that had been utilizing broker quoted prices. During the period ended March 31, 2011, the Series had transfers out of Level 2 investments into Level 3 investments in the amount of $2,199,192 which was due to the Series’ pricing vendor dropping coverage of a security. During the period ended March 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Series.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Series because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts – The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2011, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2011, the net unrealized appreciation of CDS contracts was $31,654. The Series had posted $890,365 as collateral for certain open derivatives. If a credit event had occurred for all open swap transactions where collateral posting was required as of March 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Series would have been required to pay $70,160,000 less the value of the contracts’ related reference obligations. The Series received $2,804,000 in securities collateral for certain open derivatives.

As disclosed in the footnotes to the Schedule of Investments, at March 31, 2011, the notional value of the protection sold was $9,010,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At March 31, 2011, the net unrealized appreciation of the protection sold was $252,277.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

Fair values of derivative instruments as of March 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives

	Schedule of Investments		Schedule of Investments
	Location	Fair Value	Location	Fair Value
Foreign exchange contracts (Forward currency contracts)	Receivables and other assets net of liabilities	$101,654	Liabilities net of receivables and other assets	$(1,923,699)

Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	512,310	Liabilities net of receivables and other assets	-

Credit contracts (Swap contracts)	Receivables and other assets net of liabilities	472,711	Liabilities net of receivables and other assets	(441,057)

Total		$1,086,675		$(2,364,756)

The effect of derivative instruments on the statement of operations for the period ended March 31, 2011 was as follows:

		Realized Gain
		or Loss on	Change in Unrealized
	Location of Gain or	Derivatives	Appreciation or Depreciation on
	Loss on Derivatives	Recognized in	Derivatives Recognized in
	Recognized in Income	Income	Income
Foreign exchange contracts (Forward currency contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(3,627,852)	$359,570

Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(688,310)	(841,119)

Credit contracts (Swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	1,206,721	(3,618,383)
Total		$(3,109,441)	$(4,099,932)

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2011, the value of the securities on loan was $10,667,218,470, for which the Series received collateral, comprised of non-cash collateral valued at $7,439,669, and cash collateral of $103,837,620. At March 31, 2011, the value of invested collateral was $102,045,003. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rater lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011 that would require recognition or disclosure in the Series’ Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Emerging Markets Series

March 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 92.50%Δ
Argentina – 3.13%
@Cresud ADR	725,538	$13,132,238
†#Grupo Clarin Class B 144A GDR	209,100	1,961,086
IRSA Inversiones y Representaciones ADR	315,012	4,366,066
*Pampa Energia ADR	50,000	708,500
		20,167,890
Australia – 0.06%
†Alara Resources	119,472	40,810
@†Strike Resources	907,648	347,617
		388,427
Brazil – 12.73%
AES Tiete	359,636	4,948,493
B2W Cia Global do Varejo	185,082	2,539,874
*Banco Santander Brasil ADR	393,000	4,818,180
†Braskem ADR	88,199	2,375,199
Centrais Eletricas Brasileiras	1,322,371	20,058,755
Cyrela Brazil Realty	114,015	1,079,172
*†Fibria Celulose ADR	272,283	4,470,887
†Hypermarcas	64,500	849,568
Itau Unibanco Holding ADR	280,001	6,734,012
Petroleo Brasileiro SA ADR	328,300	13,273,169
Petroleo Brasileiro SP ADR	453,795	16,127,874
*Tim Participacoes ADR	98,328	4,292,017
Triunfo Participacoes e Investimentos	61,000	335,962
		81,903,162
*China/Hong Kong – 13.78%
*Alibaba.com	1,722,000	2,953,050
Bank of China	9,460,000	5,265,757
†Bitauto Holdings ADR	42,000	503,580
China Construction Bank	4,279,775	4,010,794
*China Mobile ADR	173,600	8,027,264
*China Petroleum & Chemical ADR	27,088	2,724,511
China Telecom	3,074,000	1,877,065
China Unicom Hong Kong	3,327,021	5,525,860
China Unicom Hong Kong ADR	568,192	9,431,988
First Pacific	3,183,285	2,848,174
Fosun International	148,208	113,744
*†Foxconn International Holdings	1,766,000	1,060,204
*Franshion Properties China	9,558,000	2,752,307
*†Hollysys Automation Technologies	145,100	1,929,830
*Huadian Power International	7,932,000	1,611,097
Industrial & Commercial Bank of China	6,165,500	5,120,149
†Leoch International Technology	300,000	136,523
*†Metallurgical	3,000,000	1,249,534
PetroChina	2,128,000	3,222,543
PetroChina ADR	50,000	7,612,500
†Shanda Games ADR	284,625	1,807,369
*†Sina	79,200	8,477,568
Sinotrans	4,326,332	1,051,147
†Tianjin Development Holdings	3,599,500	3,095,638
†Tom Group	26,212,004	3,066,362
Travelsky Technology	2,772,961	2,705,623
†Xueda Education Group ADR	53,400	510,504
		88,690,685
Hungary – 0.98%
†OTP Bank	213,460	6,316,691
		6,316,691
India – 1.36%
Coal India	115,074	895,120
†Indiabulls Real Estate GDR	44,628	124,690
Oil India	19,385	571,062
#Reliance Industries 144A GDR	143,410	6,800,503
*†Sify Technologies ADR	102,500	367,975
		8,759,350
Indonesia – 1.09%
Tambang Batubara Bukit Asam	2,919,097	7,040,027
		7,040,027
Israel – 0.85%
Israel Chemicals	333,516	5,491,513
		5,491,513
Kingdom of Bahrain – 0.16%
=#Aluminum Bahrain 144A GDR	91,200	1,003,200
		1,003,200

Malaysia – 3.48%
Eastern & Oriental	6,023,062	2,348,327
Hong Leong Bank	1,451,575	4,724,274
KLCC Property Holdings	1,766,200	1,949,152
Media Prima	1,055,500	896,294
Oriental Holdings	1,723,920	3,036,013
†Petronas Chemicals Group	1,870,500	4,474,614
†UEM Land Holdings	5,336,532	4,990,050
		22,418,724
Mexico – 5.33%
America Movil Series L ADR	118,421	6,880,260
*Cemex ADR	763,565	6,818,634
*†Empresas ICA	1,242,768	2,826,681
Fomento Economico Mexicano ADR	130,507	7,660,761
Grupo Financiero Banorte	588,900	2,771,970
Grupo Televisa ADR	300,000	7,359,000
		34,317,306
Peru – 0.94%
Cia de Minas Buenaventura ADR	140,940	6,056,192
		6,056,192
Philippines – 0.22%
Philippine Long Distance Telephone ADR	25,926	1,387,041
		1,387,041
Poland – 1.44%
PGE	470,487	3,794,317
Polski Koncern Naftowy Orlen	293,760	5,446,801
		9,241,118
Republic of Korea – 10.57%
CJ	51,355	3,442,401
*KB Financial Group ADR	186,596	9,734,736
Korea Electric Power	127,730	3,133,549
Korea Electric Power ADR	200,000	2,448,000
KT	112,200	3,980,465
*LG Display ADR	211,609	3,328,610
Lotte Chilsung Beverage	9	8,815
Lotte Confectionery	3,264	4,462,140
Samsung Electronics	21,415	18,202,263
Samsung Life Insurance	65,000	6,105,791
†SK Communications	107,325	1,223,495
SK Holdings	9,171	1,380,041
SK Telecom	13,785	2,055,492
*SK Telecom ADR	452,665	8,514,629
		68,020,427
Russia – 10.00%
@†Chelyabinsk Zink Plant GDR	77,800	402,810
@†Enel OGK-5 GDR	15,101	70,938
Gazprom ADR	650,000	21,040,500
LUKOIL ADR	26,333	1,879,913
LUKOIL ADR (London International Exchange)	150,000	10,747,500
MMC Norilsk Nickel ADR	155,897	4,121,917
Mobile TeleSystems ADR	173,503	3,683,458
Sberbank	3,201,818	12,032,432
Surgutneftegas ADR	331,152	3,599,622
=†TGK-5 GDR	6,229	12,956
†VTB Bank GDR	967,886	6,775,202
		64,367,248
South Africa – 8.28%
ArcelorMittal South Africa	421,035	5,601,394
Blue Label Telecoms	462,103	409,850
Gold Fields ADR	340,348	5,942,476
Impala Platinum Holdings	152,575	4,414,671
JD Group	545,025	3,899,395
Sasol	85,722	4,960,762
Sasol ADR	73,227	4,243,505
Standard Bank Group	317,616	4,882,832
Sun International	188,959	2,527,852
Tongaat Hulett	245,237	3,534,121
Vodacom Group	1,098,323	12,887,734
		53,304,592
Taiwan – 6.94%
Cathay Financial Holding	2,155,135	3,558,299
†Evergreen Marine	5,532,000	4,599,810
Formosa Chemicals & Fibre	2,322,990	8,808,480
Hon Hai Precision Industry	721,280	2,526,504
MediaTek	679	7,806
†MStar Semiconductor	239,000	1,958,817
President Chain Store	1,660,320	7,368,533
Taiwan Semiconductor Manufacturing	2,669,864	6,410,216
United Microelectronics	7,517,461	3,911,483
*United Microelectronics ADR	628,254	1,715,133
†Walsin Lihwa	7,280,100	3,825,116
		44,690,197

Thailand – 3.14%
Bangkok Bank	717,191	4,114,156
PTT Exploration & Production	580,023	3,490,302
Siam Cement NVDR	1,088,634	12,633,841
		20,238,299
Turkey – 2.71%
Alarko Gayrimenkul Yatirim Ortakligi	56,976	606,734
Alarko Holding	1,133,310	2,589,794
†Torunlar Gayrimenkul Yatirim Ortakligi	595,651	2,637,484
Turkcell Iletisim Hizmetleri	414,125	2,450,301
Turkiye Is Bankasi Class C	549,037	1,755,781
Turkiye Sise ve Cam Fabrikalari	1,929,432	4,346,608
Yazicilar Holding Class A	347,478	3,036,707
		17,423,409
United Kingdom – 0.70%
Anglo American ADR	104,315	2,681,239
@Griffin Mining	1,846,472	1,754,941
†Mwana Africa	470,093	55,802
		4,491,982
United States – 4.61%
Avon Products	251,100	6,789,744
†Google Class A	9,000	5,275,890
†MEMC Electronic Materials	200,000	2,592,000
†Yahoo	900,000	14,985,000
		29,642,634
Total Common Stock (cost $519,306,185)		595,360,114

Preferred Stock – 5.88%Δ
Brazil – 3.15%
†Braskem Class A	324,568	4,271,103
Vale Class A 3.22%	550,000	15,981,437
		20,252,540
Republic of Korea – 1.86%
CJ 3.59%	31,500	673,666
Hyundai Motor 1.86%	76,342	4,957,182
Samsung Electronics 1.60%	11,195	6,381,099
		12,011,947
Russia – 0.87%
AK Transneft 0.55%	4,387	5,593,425
		5,593,425
Total Preferred Stock (cost $23,790,503)		37,857,912

Participation Notes – 0.05%
=@#†Lehman Indian Oil CW12 LEPO 144A	100,339	44,985
=†Lehman Oil & Natural Gas CW12 LEPO	146,971	230,667
Total Participation Notes (cost $4,952,197)		275,652

Right – 0.01%
B2W Cia Global do Varejo	77,625	52,311
Total Right (cost $0)		52,311

	Principal
	Amount
	(U.S. $)
≠Short-Term Investment – 0.14%
Federal Home Loan Bank 0.001% 4/1/11	$906,478	906,478
Total Short-Term Investment (cost $906,478)		906,478

Total Value of Securities Before Securities Lending Collateral – 98.58%
(cost $548,955,363)		634,452,467

	Number of
	Shares
Securities Lending Collateral** – 6.44%
Investment Companies
BNY Mellon SL DB II Liquidating Fund	401,882	388,579
Delaware Investments Collateral Fund No. 1	41,073,993	41,073,993
†@Mellon GSL Reinvestment Trust II	494,768	0
Total Securities Lending Collateral (cost $41,970,643)		41,462,572

Total Value of Securities – 105.02%
(cost $590,926,006)		675,915,039	©
Obligation to Return Securities Lending Collateral** – (6.52%)		(41,970,643)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.50%		9,683,303
Net Assets Applicable to 28,398,651 Shares Outstanding – 100.00%		$643,627,699

ΔSecurities have been classified by country of origin.
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $15,753,529 which represented 2.45% of the Series’ net assets. See Note 5 in “Notes."
†Non income producing security.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $9,809,774, which represented 1.52% of the Series’ net assets. See Note 5 in "Notes."
*Fully or partially on loan.
*Securities listed and traded on the Hong Kong Stock Exchange.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2011, the aggregate amount of fair valued securities was $1,291,808, which represented 0.20% of the Series' net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
©Includes $40,714,089 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
IDR – Indonesia Rupiah
LEPO – Low Exercise Price Option
MNB – Mellon National Bank
NVDR – Non-Voting Depositary Receipts
USD – United States Dollar

The following foreign currency exchange contract was outstanding at March 31, 20111:

						Unrealized
						Appreciation
Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
MNB	IDR	4,450,384,503	USD	511,151	4/1/11	$135

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional valus presented above represents the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing.)

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series' prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$591,363,614
Aggregate unrealized appreciation	$145,143,598
Aggregate unrealized depreciation	(60,592,173)
Net unrealized appreciation	$84,551,425

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $13,416,697 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Series' own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$589,630,695	$4,713,263	$1,016,156	$595,360,114
Other	37,910,223	-	275,652	38,185,875
Short-Term Investment	-	906,478	-	906,478
Securities Lending Collateral	-	41,462,572	-	41,462,572
Total	$627,540,918	$47,082,313	$1,291,808	$675,915,039

Foreign Currency Exchange Contract	$-	$135	$-	$135

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Other	Securities Lending	Total
Balance as of 12/31/10	$1,101,286	$300,163	$-	$1,401,449
Transfers out of Level 3	(113,800)	-	-	(113,800)
Net change in unrealized
appreciation/depreciation	28,670	(24,511)	-	4,159
Balance as of 3/31/11	$1,016,156	$275,652	$-	$1,291,808

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/11	$(15,717)	$(24,512)	$-	$(40,229)

During the period ended March 31, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $113,800 for the Series. This was due to the Series' pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

During the period ended March 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the year.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2011, the value of securities on loan was $40,714,089, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2011, the value of invested collateral was $41,462,572. These investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011, that would require recognition or disclosure in the Series’ Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP High Yield Series

March 31, 2011

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Convertible Bonds – 0.59%
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	$1,166,000	$1,131,020
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	1,777,000	1,617,070
Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	785,000	0
Total Convertible Bonds (cost $2,583,103)		2,748,090

Corporate Bonds – 91.94%
Basic Industry – 7.29%
*AK Steel 7.625% 5/15/20	3,085,000	3,162,125
*#Algoma Acquisition 144A 9.875% 6/15/15	3,010,000	2,784,250
#APERAM 144A 7.75% 4/1/18	2,005,000	2,055,125
#Appleton Papers 144A 10.50% 6/15/15	1,808,000	1,911,960
#Celanese US Holdings 144A 6.625% 10/15/18	1,400,000	1,445,500
#FMG Resources August 2006 144A
6.875% 2/1/18	1,220,000	1,277,950
7.00% 11/1/15	2,510,000	2,616,675
*Hexion US/Novia Scotia Finance
8.875% 2/1/18	3,200,000	3,400,000
#144A 9.00% 11/15/20	625,000	649,609
#JMC Steel Group 144A 8.25% 3/15/18	2,350,000	2,414,625
Lyondell Chemical 11.00% 5/1/18	1,940,000	2,187,350
Millar Western Forest Products
7.75% 11/15/13	2,236,000	2,277,925
#144A 8.50% 4/1/21	2,180,000	2,180,000
*#Momentive Performance Materials 144A 9.00% 1/15/21	1,324,000	1,371,995
•Noranda Aluminum Acquisition PIK 5.193% 5/15/15	1,507,799	1,458,796
=@Port Townsend 12.431% 8/27/12	558,395	254,070
Ryerson
•7.679% 11/1/14	898,000	864,325
12.00% 11/1/15	948,000	1,033,320
*United States Steel 7.375% 4/1/20	500,000	526,250
		33,871,850
Brokerage – 0.77%
E Trade Financial PIK 12.50% 11/30/17	3,007,000	3,600,883
		3,600,883
Capital Goods – 7.01%
#Associated Materials 144A 9.125% 11/1/17	230,000	246,675
Berry Plastics
10.25% 3/1/16	1,200,000	1,173,000
#144A 9.75% 1/15/21	475,000	472,625
Casella Waste Systems
11.00% 7/15/14	730,000	830,375
#144A 7.75% 2/15/19	2,525,000	2,537,624
*#Cemex Espana Luxembourg 144A 9.25% 5/12/20	3,370,000	3,509,012
#DAE Aviation Holdings 144A 11.25% 8/1/15	1,805,000	1,917,813
#Darling International 144A 8.50% 12/15/18	1,235,000	1,349,238
Graham Packaging/GPC Capital I 8.25% 10/1/18	2,095,000	2,257,363
#Griffon 144A 7.125% 4/1/18	1,130,000	1,155,425
*Manitowoc
8.50% 11/1/20	945,000	1,018,238
9.50% 2/15/18	2,126,000	2,359,860
*Mueller Water Products 7.375% 6/1/17	2,415,000	2,372,738
#Plastipak Holdings 144A 10.625% 8/15/19	983,000	1,125,535
Ply Gem Industries 13.125% 7/15/14	2,153,000	2,389,830
#Polypore International 144A 7.50% 11/15/17	2,395,000	2,526,724
Pregis 12.375% 10/15/13	2,336,000	2,315,560
Susser Holdings/Finance 8.50% 5/15/16	1,080,000	1,174,500
Trimas 9.75% 12/15/17	1,671,000	1,848,544
		32,580,679
Consumer Cyclical – 8.61%
*American Axle & Manufacturing 7.875% 3/1/17	2,239,000	2,283,780
Beazer Homes USA
*9.125% 6/15/18	1,030,000	1,046,738
#144A 9.125% 5/15/19	900,000	914,625
#Burlington Coat Factory Warehouse 144A 10.00% 2/15/19	4,610,000	4,494,749
*CKE Restaurants 11.375% 7/15/18	2,010,000	2,226,075
Dana Holding 6.75% 2/15/21	1,900,000	1,909,500
Dave & Buster's 11.00% 6/1/18	2,555,000	2,784,950
#DineEquity 144A 9.50% 10/30/18	2,120,000	2,310,800
*Ford Motor 7.45% 7/16/31	2,089,000	2,272,017
Ford Motor Credit 12.00% 5/15/15	2,665,000	3,357,135
*Goodyear Tire & Rubber 8.25% 8/15/20	2,260,000	2,429,500
#Interface 144A 7.625% 12/1/18	1,720,000	1,797,400

#M/I Homes 144A 8.625% 11/15/18	3,630,000	3,643,613
Norcraft Finance 10.50% 12/15/15	1,498,000	1,608,478
Norcraft Holdings/Capital 9.75% 9/1/12	1,515,000	1,507,425
#Pinafore 144A 9.00% 10/1/18	3,010,000	3,280,900
Standard Pacific
8.375% 5/15/18	1,493,000	1,558,319
10.75% 9/15/16	512,000	599,040
		40,025,044
Consumer Non-Cyclical – 11.17%
#Accellent 144A 10.00% 11/1/17	1,370,000	1,376,850
Alere 9.00% 5/15/16	512,000	547,840
#Armored Autogroup 144A 9.25% 11/1/18	2,425,000	2,479,563
BioScrip 10.25% 10/1/15	932,000	975,105
#Blue Merger Sub 144A 7.625% 2/15/19	2,415,000	2,460,281
*#Bumble Bee Acquisition 144A 9.00% 12/15/17	1,590,000	1,661,550
*#Bumble Bee Holdco PIK 144A 9.625% 3/15/18	470,000	440,625
Cardtronics 8.25% 9/1/18	955,000	1,044,531
Corrections Corporation of America 7.75% 6/1/17	700,000	763,875
Cott Beverages 8.375% 11/15/17	1,230,000	1,319,175
*Dean Foods 7.00% 6/1/16	2,535,000	2,430,431
Diversey Holdings 10.50% 5/15/20	1,982,000	2,311,508
#DJO Finance 144A 9.75% 10/15/17	3,375,000	3,560,624
Dole Food 13.875% 3/15/14	839,000	1,019,385
#FTI Consulting 144A 6.75% 10/1/20	1,000,000	1,017,500
*Jarden 7.50% 1/15/20	2,042,000	2,154,310
Lantheus Medical Imaging
9.75% 5/15/17	2,220,000	2,325,450
#144A 9.75% 5/15/17	1,080,000	1,131,300
LVB Acquisition 11.625% 10/15/17	2,355,000	2,637,600
#Mylan 144A 6.00% 11/15/18	1,205,000	1,211,025
#NBTY 144A 9.00% 10/1/18	3,010,000	3,280,899
#Novasep Holding 144A 9.75% 12/15/16	1,020,000	657,900
*Omnicare 7.75% 6/1/20	2,050,000	2,183,250
#Quintiles Transnational PIK 144A 9.50% 12/30/14	970,000	994,250
#Reynolds Group Issuer 144A
8.25% 2/15/21	385,000	383,075
9.00% 4/15/19	3,490,000	3,629,599
Smithfield Foods 10.00% 7/15/14	312,000	368,940
#STHI Holding 144A 8.00% 3/15/18	2,085,000	2,168,400
*Supervalu 8.00% 5/1/16	1,425,000	1,432,125
*Tops Markets 10.125% 10/15/15	1,107,000	1,195,560
#Viskase 144A 9.875% 1/15/18	2,245,000	2,430,213
Yankee Acquisition 8.50% 2/15/15	304,000	316,920
		51,909,659
Energy – 12.57%
#American Petroleum Tankers 144A 10.25% 5/1/15	2,100,000	2,220,750
Antero Resources Finance 9.375% 12/1/17	1,598,000	1,749,810
Aquilex Holdings/Finance 11.125% 12/15/16	1,917,000	2,034,416
#Chaparral Energy 144A 8.25% 9/1/21	1,880,000	1,941,100
Chesapeake Energy
7.25% 12/15/18	332,000	372,670
9.50% 2/15/15	1,537,000	1,913,565
Comstock Resources 7.75% 4/1/19	2,300,000	2,343,125
Copano Energy 7.75% 6/1/18	1,907,000	2,002,350
Crosstex Energy/Finance 8.875% 2/15/18	1,717,000	1,880,115
El Paso
6.875% 6/15/14	759,000	851,583
7.00% 6/15/17	721,000	810,549
#Headwaters 144A 7.625% 4/1/19	2,345,000	2,356,725
#Helix Energy Solutions Group 144A 9.50% 1/15/16	2,748,000	2,912,879
*#Hercules Offshore 144A 10.50% 10/15/17	2,007,000	2,067,210
#Hilcorp Energy I 144A 8.00% 2/15/20	2,222,000	2,377,540
Holly 9.875% 6/15/17	1,680,000	1,906,800
International Coal Group 9.125% 4/1/18	2,036,000	2,321,040
*#James River Escrow 144A 7.875% 4/1/19	2,040,000	2,121,600
#Laredo Petroleum 144A 9.50% 2/15/19	1,175,000	1,226,406
Linn Energy/Finance 8.625% 4/15/20	2,157,000	2,405,055
#Murray Energy 144A 10.25% 10/15/15	2,243,000	2,422,440
*#NFR Energy/Finance 144A 9.75% 2/15/17	2,182,000	2,171,090
#Oasis Petroleum 144A 7.25% 2/1/19	1,875,000	1,903,125
#Offshore Group Investments 144A 11.50% 8/1/15	1,510,000	1,683,650
*OPTI Canada
7.875% 12/15/14	1,949,000	1,040,279
8.25% 12/15/14	2,613,000	1,407,754
PetroHawk Energy
7.875% 6/1/15	1,900,000	2,023,500
#144A 7.25% 8/15/18	320,000	331,200
Petroleum Development 12.00% 2/15/18	1,940,000	2,209,175
Pioneer Drilling 9.875% 3/15/18	1,020,000	1,101,600
Quicksilver Resources 7.125% 4/1/16	1,572,000	1,560,210
SandRidge Energy
*8.75% 1/15/20	1,513,000	1,656,735
#144A 7.50% 3/15/21	1,075,000	1,116,656
		58,442,702

Finance & Investments – 7.21%
•American International Group 8.175% 5/15/58	3,055,000	3,310,856
Express Finance 8.75% 3/1/18	1,385,000	1,509,650
*•Fifth Third Capital Trust IV 6.50% 4/15/37	3,645,000	3,576,656
•Genworth Financial 6.15% 11/15/66	2,945,000	2,348,638
•#HBOS Capital Funding 144A 6.071% 6/29/49	2,814,000	2,599,433
•ING Groep 5.775% 12/29/49	735,000	683,550
•#ILFC E-Capital Trust I 144A 5.97% 12/21/65	1,610,000	1,347,908
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	4,314,000	3,645,330
•#Liberty Mutual Group 144A 7.00% 3/15/37	2,674,000	2,575,281
*Nuveen Investments 10.50% 11/15/15	4,614,000	4,763,955
*•SunTrust Capital VIII 6.10% 12/15/36	3,670,000	3,589,664
*•∏XL Group 6.50% 12/31/49	3,838,000	3,559,745
		33,510,666
Media – 8.08%
#Affinion Group 144A 7.875% 12/15/18	3,040,000	2,872,800
#AMO Escrow 144A 11.50% 12/15/17	1,170,000	1,254,825
Cablevision Systems 8.00% 4/15/20	1,087,000	1,190,265
*CCO Holdings
8.125% 4/30/20	2,978,000	3,253,464
#144A 7.00% 1/15/19	190,000	195,225
#Clear Channel Communications 144A 9.00% 3/1/21	2,370,000	2,375,925
*#Columbus International 144A 11.50% 11/20/14	2,547,000	2,948,152
#InVentiv Health 144A 10.00% 8/15/18	2,345,000	2,444,663
#Kabel BW Erste Beteiligungs 144A 7.50% 3/15/19	1,630,000	1,678,900
MDC Partners 11.00% 11/1/16	2,097,000	2,359,125
Nexstar Broadcasting 8.875% 4/15/17	2,017,000	2,193,488
Nielsen Finance
11.50% 5/1/16	959,000	1,134,018
11.625% 2/1/14	223,000	263,698
#144A 7.75% 10/15/18	260,000	280,150
*#ONO Finance II 144A 10.875% 7/15/19	1,150,000	1,236,250
#Sinclair Television Group 144A 9.25% 11/1/17	1,494,000	1,673,280
#Sitel Finance 144A 11.50% 4/1/18	2,067,000	1,935,229
#UPC Holding 144A 9.875% 4/15/18	1,865,000	2,070,150
*Visant 10.00% 10/1/17	1,355,000	1,470,175
#XM Satellite Radio 144A
7.625% 11/1/18	3,405,000	3,609,299
13.00% 8/1/13	954,000	1,137,645
		37,576,726
Services Cyclical – 9.09%
#Ameristar Casinos 144A 7.50% 4/15/21	2,540,000	2,540,000
*#Delta Air Lines 144A 12.25% 3/15/15	1,936,000	2,178,000
#Equinox Holdings 144A 9.50% 2/1/16	2,145,000	2,319,281
Harrah's Operating
*10.00% 12/15/18	5,200,000	4,771,000
11.25% 6/1/17	1,292,000	1,474,495
#Icon Health & Fitness 144A 11.875% 10/15/16	1,260,000	1,345,050
Kansas City Southern de Mexico 8.00% 2/1/18	1,803,000	1,974,285
*#Marina District Finance 144A 9.875% 8/15/18	1,755,000	1,844,944
MGM MIRAGE
11.125% 11/15/17	1,458,000	1,676,700
*11.375% 3/1/18	4,976,000	5,548,239
13.00% 11/15/13	1,734,000	2,091,638
NCL
11.75% 11/15/16	994,000	1,153,040
#144A 9.50% 11/15/18	1,110,000	1,173,825
*Pinnacle Entertainment 8.75% 5/15/20	2,525,000	2,638,625
#Pokagon Gaming Authority 144A 10.375% 6/15/14	1,648,000	1,713,920
RSC Equipment Rental III
*9.50% 12/1/14	1,338,000	1,408,245
*10.25% 11/15/19	269,000	308,005
#144A 8.25% 2/1/21	1,290,000	1,348,050
*#Swift Services Holdings 144A 10.00% 11/15/18	2,150,000	2,343,500
*#Swift Transportation 144A 12.50% 5/15/17	1,120,000	1,212,400
#United Air Lines 144A 9.875% 8/1/13	1,131,000	1,200,274
		42,263,516
Services Non-Cyclical – 1.87%
Alion Science & Technology PIK 12.00% 11/1/14	1,228,476	1,271,473
Healthsouth 7.75% 9/15/22	460,000	480,700
#Multiplan 144A 9.875% 9/1/18	1,125,000	1,209,375
#PHH 144A 9.25% 3/1/16	2,065,000	2,256,013
Radiation Therapy Services 9.875% 4/15/17	2,335,000	2,393,375
Radnet Management 10.375% 4/1/18	1,050,000	1,067,063
		8,677,999
Technology & Electronics – 4.87%
#Allen Systems Group 144A 10.50% 11/15/16	2,465,000	2,514,299
Anixter 10.00% 3/15/14	971,000	1,123,933
#Aspect Software 144A 10.625% 5/15/17	2,090,000	2,246,750
First Data
*9.875% 9/24/15	3,568,000	3,675,039
11.25% 3/31/16	1,875,000	1,877,344

#International Wire Group 144A 9.75% 4/15/15	1,922,000	2,049,333
MagnaChip Semiconductor/Finance 10.50% 4/15/18	1,530,000	1,717,425
*#MedAssets 144A 8.00% 11/15/18	1,200,000	1,233,000
*Sanmina-SCI 8.125% 3/1/16	1,630,000	1,695,200
#Seagate HDD Cayman 144A 7.75% 12/15/18	2,335,000	2,428,400
SunGard Data Systems 10.25% 8/15/15	1,989,000	2,093,423
		22,654,146
Telecommunications – 10.88%
Avaya
9.75% 11/1/15	365,000	372,756
#*144A 7.00% 4/1/19	2,395,000	2,347,100
PIK10.125% 11/1/15	495,000	508,613
#Buccaneer Merger Sub 144A 9.125% 1/15/19	1,940,000	2,066,100
#Clearwire Communications/Finance 144A
*12.00% 12/1/15	3,063,000	3,323,355
12.00% 12/1/15	1,002,000	1,087,170
*Cricket Communications
7.75% 5/15/16	1,112,000	1,187,060
7.75% 10/15/20	1,235,000	1,247,350
*#Digicel Group 144A 10.50% 4/15/18	425,000	488,750
Global Crossing 12.00% 9/15/15	2,856,000	3,270,120
*GXS Worldwide 9.75% 6/15/15	2,807,000	2,870,158
Intelsat Bermuda
11.25% 2/4/17	1,010,000	1,108,475
PIK 11.50% 2/4/17	1,108,594	1,222,225
#Intelsat Jackson Holdings 144A 7.50% 4/1/21	5,660,000	5,702,449
Intelsat Subsidiary Holding 8.875% 1/15/15	2,800,000	2,905,000
Level 3 Financing 10.00% 2/1/18	1,709,000	1,719,681
*MetroPCS Wireless 7.875% 9/1/18	950,000	1,021,250
NII Capital
7.625% 4/1/21	1,130,000	1,161,075
8.875% 12/15/19	653,000	721,565
*10.00% 8/15/16	514,000	588,530
PAETEC Holding
8.875% 6/30/17	2,046,000	2,214,795
#144A 9.875% 12/1/18	500,000	530,000
SBA Telecommunications 8.25% 8/15/19	1,000,000	1,110,000
Sprint Capital 8.75% 3/15/32	3,396,000	3,629,474
#Telcordia Technologies 144A 11.00% 5/1/18	1,806,000	2,018,205
Telesat Canada
11.00% 11/1/15	238,000	266,263
12.50% 11/1/17	1,879,000	2,250,103
Virgin Media Finance 8.375% 10/15/19	1,157,000	1,307,410
*West 11.00% 10/15/16	2,177,000	2,351,160
		50,596,192
Utilities – 2.52%
AES
7.75% 3/1/14	10,000	10,850
9.75% 4/15/16	700,000	806,750
Dynegy Holdings 7.75% 6/1/19	1,724,000	1,346,875
Elwood Energy 8.159% 7/5/26	1,317,398	1,310,811
Energy Future Intermediate Holding/Finance 10.00% 12/1/20	2,225,000	2,368,902
#GenOn Escrow 144A 9.50% 10/15/18	1,480,000	1,546,600
*Mirant Americas Generation 8.50% 10/1/21	2,410,000	2,518,450
•Puget Sound Energy 6.974% 6/1/67	1,866,000	1,826,221
		11,735,459
Total Corporate Bonds (cost $402,988,061)		427,445,521
«Senior Secured Loans – 2.54%
Brock Holdings III 10.00% 2/15/18	755,000	777,650
Echostar 8.50% 6/30/19	3,870,000	3,870,000
Harrahs Operating Tranche B1 3.303% 1/28/15	1,005,000	936,379
PQ 6.77% 7/30/15	2,524,000	2,496,236
Texas Competitive Electric Holdings Tranche B2 3.785% 10/10/14	4,411,513	3,723,912
Total Senior Secured Loans (cost $10,987,527)		11,804,177

	Number of
	Shares
Common Stock– 0.56%
†Alliance HealthCare Service	97,751	432,059
∏†=Avado Brands	1,813	0
†Calpine	1,204,800	0
†=Century Communications	2,820,000	0
†DIRECTV Class A	19,510	913,068
†Flextronics International	55,400	413,838
†GenOn Energy	2,117	8,066
†GeoEye	7,260	301,871
*†Mobile Mini	21,377	513,476
∏†=PT Holdings	1,905	19
†USGen	475,000	0
Total Common Stock (cost $3,264,342)		2,582,397

Preferred Stock – 1.99%
•Ally Financial 8.50%	115,000	2,870,573
#Ally Financial 144A 7.00%	3,150	2,931,272
•GMAC Capital Trust I 8.125%	135,000	3,449,452
†=Port Townsend	381	0
Total Preferred Stock (cost $9,349,590)		9,251,297

Warrants – 0.00%
Alion Science & Technology	1,593	16
†@∏=Port Townsend	381	4
Total Warrants (cost $9,144)		20

	Principal
	Amount
	(U.S. $)
≠Short-Term Investment – 1.43%
Discount Note – 1.43%
Federal Home Loan Bank 0.001% 4/1/11	$6,661,921	6,661,921
Total Short-Term Investment (cost $6,661,921)		6,661,921

Total Value of Securities Before Securities Lending Collateral – 99.05%
(cost $435,843,688)		460,493,423

	Number of
	Shares
Securities Lending Collateral** – 19.23%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	346,459	334,991
Delaware Investments Collateral Fund No. 1	89,048,711	89,048,711
†@Mellon GSL Reinvestment Trust II	466,327	0
Total Securities Lending Collateral (cost $89,861,497)		89,383,702

Total Value of Securities – 118.28%
(cost $525,705,185)		549,877,125	©
Obligation to Return Securities Lending Collateral** – (19.33%)		(89,861,497)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.05%		4,879,978
Net Assets Applicable to 74,101,083 Shares Outstanding – 100.00%		$464,895,606

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $196,804,331 which represented 42.33% of the Series’ net assets. See Note 4 in “Notes.”
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $254,074, which represented 0.05% of the Series’ net assets. See Note 4 in “Notes.”
†Non income producing security.
•Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2011, the aggregate amount of fair valued securities was $254,093, which represented 0.05% of the Series’ net assets. See Note 1 in "Notes."
∏Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At March 31, 2011, the aggregate amount of restricted securities was $3,559,768 which represents 0.77% of the Series net assets.
≠The rate shown is the effective yield at the time of purchase.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2011.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $85,499,498 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP High-Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabililites at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series was as follows:

Cost of investments	$525,850,463
Aggregate unrealized appreciation	$29,373,979
Aggregate unrealized depreciation	(5,347,317)
Net unrealized appreciation	$24,026,662

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $19,979,537 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $9,601,250 expires in 2016 and $10,378,287 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Series' own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,582,378	$-	$19	$2,582,397
Corporate Debt	-	437,873,718	4,124,070	441,997,788
Short-Term Investment	-	6,661,921	-	6,661,921
Securities Lending Collateral	-	89,383,702	-	89,383,702
Other	-	9,251,297	20	9,251,317
Total	$2,582,378	$543,170,638	$4,124,109	$549,877,125

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate	Common		Security
	Debt	Stock	Other	Lending	Total
Balance as of 12/31/10	$5,204,070	$19	$20	$-	$5,204,109
Purchases	3,870,000	-	-	-	3,870,000
Sales	(4,988,290)	-	-	-	(4,988,290)
Net realized loss	(126,971)	-	-	-	(126,971)
Net change in unrealized
appreciation/depreciation	165,261	-	-	-	165,261
Balance as of 3/31/11	$4,124,070	$19	$20	$-	$4,124,109
Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/11	$-	$-	$-	$-	$-

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Series.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2011, the value of securities on loan was $85,499,498 for which cash collateral was received and invested in accordance with the Lending, Agreement. At March 31, 2010, the value of invested collateral was $89,383,702. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities.Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP International Value Equity Series

March 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.25%Δ
Australia – 1.02%
Coca-Cola Amatil	50,288	$611,103
		611,103
Brazil – 4.26%
Petroleo Brasileiro ADR	37,286	1,325,144
*Vale ADR	37,000	1,233,950
		2,559,094
Canada – 5.11%
†CGI Group Class A	131,090	2,748,618
TELUS	6,194	316,663
		3,065,281
China – 3.11%*
CNOOC	503,000	1,267,377
*†Sohu.com	6,700	598,712
		1,866,089
Finland – 0.39%
Nokia	27,203	232,662
		232,662
France – 22.95%
Alstom	22,938	1,356,385
*AXA	70,310	1,469,241
Compagnie de Saint-Gobain	20,770	1,271,750
Lafarge	18,989	1,184,497
*PPR	4,191	642,355
*Publicis Groupe	13,073	733,208
*Sanofi-Aventis	17,177	1,204,382
Teleperformance	47,671	1,797,416
*Total	23,258	1,415,850
Vallourec	11,351	1,273,418
*Vivendi	49,777	1,421,461
		13,769,963
Germany – 6.30%
Bayerische Motoren Werke	11,399	950,863
Deutsche Post	93,998	1,698,479
Metro	16,537	1,131,501
		3,780,843
Hong Kong – 3.30%■
Techtronic Industries	652,359	905,716
*Yue Yuen Industrial Holdings	337,500	1,073,819
		1,979,535
Italy – 6.68%
Finmeccanica	102,764	1,293,258
Parmalat	428,625	1,436,006
UniCredit	517,458	1,278,947
		4,008,211
Japan – 8.84%
Asahi Glass	70,000	880,313
Don Quijote	17,700	559,463
*ITOCHU	95,435	999,385
*Mitsubishi UFJ Financial Group	234,335	1,081,871
Sumitomo Rubber Industries	15,839	161,865
Toyota Motor	40,243	1,620,848
		5,303,745
Luxembourg – 1.18%
ArcelorMittal	19,629	710,060
		710,060
Netherlands – 2.08%
Koninklijke Philips Electronics	39,034	1,247,720
		1,247,720

Republic of Korea – 0.92%
Hyundai Department Store	4,270	552,978
		552,978
Russia – 1.66%
Mobile TeleSystems ADR	46,900	995,687
		995,687
Singapore – 1.97%
Singapore Airlines	109,000	1,182,912
		1,182,912
Spain – 4.36%
Banco Santander	109,330	1,269,289
Telefonica	53,916	1,349,778
		2,619,067
Sweden – 4.40%
Meda Class A	150,702	1,451,365
*Nordea Bank	108,566	1,188,299
		2,639,664
Switzerland – 4.43%
*Aryzta	28,164	1,441,163
Novartis	22,432	1,216,725
		2,657,888
Taiwan – 3.99%
Chunghwa Telecom ADR	18,690	582,380
HTC	46,250	1,808,791
		2,391,171
United Kingdom – 9.30%
Greggs	124,575	1,018,138
National Grid	128,831	1,227,547
Rexam	236,636	1,379,423
Standard Chartered	45,862	1,189,582
Vodafone Group	271,420	768,454
		5,583,144
Total Common Stock (cost $48,080,349)		57,756,817

	Principal
	Amount
	(U.S. $)
≠Short-Term Investments – 2.44%
Discount Notes – 2.30%
Federal Home Loan Bank
0.001% 4/1/11	$618,884	618,883
0.001% 4/1/11	74,981	74,981
0.001% 4/14/11	41,259	41,259
0.01% 4/18/11	26,406	26,406
0.02% 4/27/11	199,508	199,506
0.03% 5/3/11	82,518	82,515
0.037% 5/23/11	105,623	105,617
0.04% 5/9/11	67,665	67,662
0.05% 5/16/11	82,518	82,514
0.06% 6/7/11	78,392	78,380
		1,377,723
U.S. Treasury Obligation – 0.14%
U.S. Treasury Bill 0.00% 4/28/11	85,257	85,255
		85,255
Total Short-Term Investments (cost $1,462,986)		1,462,978

Total Value of Securities Before Securities Lending Collateral – 98.69%
(cost $49,543,335)		59,219,795

	Number of
	Shares
Securities Lending Collateral** – 12.28%
Investment Companies
BNY Mellon SL DB II Liquidating Fund	204,730	197,953
Delaware Investments Collateral Fund No. 1	7,171,288	7,171,288
†@Mellon GSL Reinvestment Trust II	306,314	0
Total Securities Lending Collateral (cost $7,682,332)		7,369,241

Total Value of Securities – 110.97%
(cost $57,225,667)		66,589,036	©

Obligation to Return Securities Lending Collateral** – (12.80%)	(7,682,332)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.83%	1,101,410
Net Assets Applicable to 5,262,806 Shares Outstanding – 100.00%	$60,008,114

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
**See Note 4 in “Notes.”
†Non income producing security.
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 5 in "Notes."
©Includes $7,368,095 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.
*Securities listed and traded on the Hong Kong Stock Exchange.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
ADR – American Depositary Receipts
CAD – Canadian Dollar
JPY – Japanese Yen
KRW – South Korean Won
MNB – Mellon National Bank
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 20111:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	CAD	(115,337)	USD	118,586	4/4/11	$(357)
MNB	JPY	(10,485,392)	USD	127,173	4/1/11	1,108
MNB	JPY	(23,609,079)	USD	283,934	4/4/11	79
MNB	KRW	166,437,730	USD	(151,956)	4/1/11	(175)
						$655

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$57,436,819
Aggregate unrealized appreciation	$12,768,004
Aggregate unrealized depreciation	(3,615,787)
Net unrealized appreciation	$9,152,217

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $24,136,695 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $11,412,874 expires in 2016 and $12,723,821 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$57,756,817	$-	$57,756,817
Short-Term Investments	-	1,462,978	1,462,978
Securities Lending Collateral	-	7,369,241	7,369,241
Total	$57,756,817	$8,832,219	$66,589,036

Foreign Currency Exchange Contracts	$-	$655	$655

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing fair value pricing during the year.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2011, the value of the securities on loan was $7,368,095, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2011, the value of invested collateral was $7,369,241. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ limit on investments in illiquid securities. As of March 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Limited-Term Diversified Income Series

March 31, 2011

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Asset-Backed Securities – 0.00%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$22,008	$21,575
Total Agency Asset-Backed Securities (cost $21,830)		21,575

Agency Collateralized Mortgage Obligations – 1.65%
Fannie Mae Grantor Trust
•Series 2001-T5 A2 7.00% 2/19/30	24,455	26,248
Series 2001-T8 A2 9.50% 7/25/41	14,686	17,160
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	761	881
Series 2003-32 PH 5.50% 3/25/32	422,344	448,084
Series 2003-81 GE 4.50% 4/25/18	339,457	355,369
Series 2003-91 BE 4.00% 11/25/16	26,821	26,823
Series 2003-120 BL 3.50% 12/25/18	430,000	441,222
Series 2004-49 EB 5.00% 7/25/24	55,000	58,882
•Series 2005-66 FD 0.55% 7/25/35	664,103	661,825
Series 2005-110 MB 5.50% 9/25/35	18,024	19,594
Series 2006-69 PB 6.00% 10/25/32	1,095,139	1,134,880
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	35,259	38,548
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	57,889	64,178
Series 2694 QG 4.50% 1/15/29	49,058	50,470
Series 2706 UG 4.50% 8/15/16	931,614	948,653
Series 2802 NM 4.50% 9/15/29	730,000	762,997
Series 2890 PC 5.00% 7/15/30	140,000	146,158
Series 3027 DE 5.00% 9/15/25	50,000	52,946
•Series 3067 FA 0.61% 11/15/35	3,915,792	3,904,479
Series 3173 PE 6.00% 4/15/35	20,000	21,903
•Series 3297 BF 0.50% 4/15/37	1,208,257	1,200,580
Series 3337 PB 5.50% 7/15/30	40,000	40,889
Series 3416 GK 4.00% 7/15/22	97,902	102,135
•Series 3780 LF 0.66% 3/15/29	1,148,087	1,144,749
•Series 3803 TF 0.66% 11/15/28	1,055,402	1,054,004
•Freddie Mac Strip Series 19 F 1.223% 6/1/28	10,101	9,844
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	1,508	1,643
Series T-58 2A 6.50% 9/25/43	36,522	42,331
Total Agency Collateralized Mortgage Obligations (cost $12,759,580)		12,777,475

Agency Mortgage-Backed Securities – 24.77%
Fannie Mae
4.00% 9/1/20	5,386,900	5,625,271
6.50% 8/1/17	10,429	11,416
7.00% 11/15/16	12,281	12,757
•Fannie Mae ARM
2.044% 1/1/35	1,189,580	1,238,458
2.402% 10/1/33	13,579	14,195
2.482% 12/1/33	19,890	20,905
2.623% 8/1/34	24,337	25,581
2.701% 6/1/34	25,922	27,035
2.77% 11/1/35	165,665	174,215
3.693% 4/1/36	368,529	388,203
4.322% 9/1/39	762,322	790,976
4.391% 10/1/39	1,480,868	1,538,309
4.781% 9/1/35	578,993	612,808
4.95% 11/1/33	2,174,917	2,306,941
4.994% 8/1/35	17,479	18,535
4.999% 3/1/38	12,589	13,376
5.082% 9/1/38	1,264,921	1,344,267
5.142% 11/1/35	7,038	7,487
5.493% 8/1/37	313,984	334,776
5.539% 4/1/37	1,354,079	1,447,243
5.917% 8/1/37	329,571	354,756
5.987% 6/1/36	80,179	85,834
6.001% 7/1/36	52,852	56,541
6.177% 8/1/37	432,031	459,503
6.239% 7/1/36	64,134	68,698
6.272% 4/1/36	23,891	25,660
6.279% 8/1/36	61,683	66,046

Fannie Mae Relocation 30 yr
Pool 763656 5.00% 1/1/34	47,368	49,140
Pool 763742 5.00% 1/1/34	46,868	48,621
Fannie Mae S.F. 15 yr
4.00% 7/1/25	5,431,248	5,591,640
4.00% 8/1/25	7,441,725	7,661,489
4.00% 11/1/25	7,714,887	7,951,156
4.50% 9/1/20	2,120,657	2,245,517
4.50% 6/1/23	22,879	24,033
5.00% 9/1/18	178,991	191,644
5.00% 10/1/18	2,752	2,947
5.00% 2/1/19	4,870	5,230
5.00% 5/1/21	31,892	34,127
5.00% 9/1/25	13,810,411	14,683,175
5.50% 4/1/21	1,973	2,137
5.50% 1/1/23	18,503	20,036
5.50% 4/1/23	49,690	53,807
6.00% 3/1/18	969,783	1,057,973
6.00% 8/1/22	52,404	57,300
7.00% 11/1/14	487	530
7.50% 3/1/15	1,833	1,975
8.00% 10/1/14	133	138
8.00% 10/1/16	10,932	12,100
Fannie Mae S.F. 15 yr TBA
3.50% 4/1/26	11,775,000	11,804,438
4.50% 4/1/26	19,800,000	20,749,785
5.00% 4/1/26	10,740,000	11,409,575
5.50% 4/1/26	14,100,000	15,250,024
Fannie Mae S.F. 30 yr
5.00% 3/1/34	8,215	8,659
5.00% 12/1/37	55,035	57,679
5.00% 2/1/38	43,414	45,486
5.00% 7/1/40	151,778	159,068
5.50% 4/1/34	8,297,785	8,950,192
6.00% 11/1/34	4,843	5,321
6.00% 4/1/36	12,500	13,654
6.00% 10/1/36	1,654,678	1,807,447
6.00% 1/1/38	527,931	576,673
6.50% 6/1/29	1,614	1,826
6.50% 1/1/34	2,060	2,330
6.50% 4/1/36	5,384	6,093
6.50% 6/1/36	12,880	14,558
6.50% 10/1/36	8,816	9,928
6.50% 8/1/37	2,932	3,314
6.50% 12/1/37	15,795	17,957
7.00% 12/1/34	1,317	1,510
7.00% 12/1/35	1,082	1,239
7.00% 4/1/37	1,259,208	1,441,234
7.00% 12/1/37	14,384	16,462
7.50% 6/1/31	13,877	16,111
7.50% 4/1/32	594	690
7.50% 5/1/33	2,441	2,838
7.50% 6/1/34	1,020	1,185
9.00% 7/1/20	20,953	23,528
10.00% 8/1/19	17,056	19,031
Fannie Mae S.F. 30 yr TBA 6.00% 4/1/41	39,890,000	43,380,374

•Freddie Mac ARM
2.589% 4/1/33	9,925	9,953
2.821% 4/1/34	5,162	5,427
5.038% 8/1/38	38,295	40,530
5.043% 7/1/38	2,784,457	2,954,980
5.61% 6/1/37	1,033,426	1,095,179
5.676% 7/1/36	146,593	153,762
5.806% 10/1/36	16,397	17,542
6.05% 10/1/37	859,635	922,796
Freddie Mac Balloon 7 yr
5.00% 6/1/11	51,479	52,290
5.00% 11/1/11	48,132	48,848
Freddie Mac S.F. 15 yr
4.00% 11/1/13	33,000	33,802
4.00% 3/1/14	45,168	47,129
5.00% 4/1/20	157,283	168,525
5.00% 12/1/22	29,544	31,526
5.50% 7/1/24	3,727,672	4,037,323
8.00% 5/1/15	16,685	18,330
Freddie Mac S.F. 30 yr
6.00% 2/1/36	3,096,413	3,378,420
6.00% 1/1/38	1,545,854	1,682,296
7.00% 11/1/33	12,620	14,529
9.00% 4/1/17	1,298	1,467
Freddie Mac S.F. 30 yr TBA 6.50% 4/1/41	2,675,000	2,993,491
GNMA I S.F. 15 yr 6.00% 1/15/22	1,897,927	2,055,468
GNMA I S.F. 30 yr
7.00% 12/15/34	43,175	49,002
7.50% 1/15/32	1,269	1,479
GNMA II S.F. 30 yr
12.00% 6/20/14	1,529	1,735
12.00% 2/20/16	433	433
Total Agency Mortgage-Backed Securities (cost $191,787,961)		192,378,978

Agency Obligations – 4.74%
Fannie Mae 1.25% 9/30/13	9,350,000	9,307,411
Freddie Mac
Φ0.50% 4/19/13	3,790,000	3,790,587
Φ0.50% 9/17/13	3,300,000	3,298,211
Φ0.75% 8/16/13	1,950,000	1,949,407
1.125% 10/25/13	6,500,000	6,475,463
1.20% 9/24/13	3,070,000	3,053,886
1.25% 9/30/13	9,000,000	8,967,744
Total Agency Obligations (cost $36,958,620)		36,842,709

Commercial Mortgage-Backed Securities – 1.53%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	95,000	101,880
Bank of America Commercial Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38	141,045	143,038
•Series 2004-3 A5 5.625% 6/10/39	90,000	96,894
•Series 2005-1 A5 5.329% 11/10/42	330,000	353,879
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	245,000	262,080
•Series 2005-T20 A4A 5.296% 10/12/42	500,000	538,543
Series 2007-PW15 A4 5.331% 2/11/44	595,000	623,315
•wCommercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	1,665,000	1,776,582
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	5,533	5,545
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	14,099	14,133
•*Series 2004-GG2 A6 5.396% 8/10/38	470,000	503,446
Series 2005-GG4 A4 4.761% 7/10/39	1,370,000	1,429,041
Series 2005-GG4 A4A 4.751% 7/10/39	1,405,000	1,478,309
•Series 2006-GG6 A4 5.553% 4/10/38	915,000	981,283
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.372% 12/15/44	545,000	584,036
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	1,205,000	1,284,827
•Series 2007-T27 A4 5.795% 6/11/42	1,520,000	1,669,284
•Wachovia Bank Commercial Mortgage Trust Series 2005-C20 A5 5.087% 7/15/42	80,000	80,920
Total Commercial Mortgage-Backed Securities (cost $10,187,981)		11,927,035

Convertible Bonds – 0.54%
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	375,000	374,531
Medtronic 1.625% exercise price $54.00, expiration date 4/15/13	1,250,000	1,293,750
Transocean 1.50% exercise price $168.61, expiration date 12/15/37	2,555,000	2,500,707
Total Convertible Bonds (cost $3,919,919)		4,168,988

Corporate Bonds – 23.22%
Banking – 6.80%
#Bank Nederlandse Gemeenten 144A
1.50% 3/28/14	1,232,000	1,224,534
*1.75% 10/6/15	1,095,000	1,059,048
Bank of America
•0.61% 6/15/17	605,000	555,764
6.50% 8/1/16	455,000	504,085
#Bank of Montreal 144A 2.625% 1/25/16	1,475,000	1,469,619
BB&T
4.75% 10/1/12	555,000	582,142
5.20% 12/23/15	855,000	919,258
•Branch Banking & Trust 0.63% 9/13/16	4,500,000	4,175,154
#Canadian Imperial Bank of Commerce 144A 2.75% 1/27/16	1,445,000	1,448,468
Comerica 3.00% 9/16/15	2,185,000	2,176,267
#Commonwealth Bank of Australia 144A 2.70% 11/25/14	1,305,000	1,332,919
#Export-Import Bank of Korea 144A 5.25% 2/10/14	800,000	856,539
Fifth Third Bancorp 3.625% 1/25/16	1,860,000	1,860,394
JPMorgan Chase
•0.64% 6/13/16	605,000	588,122
3.45% 3/1/16	5,450,000	5,436,615
5.15% 10/1/15	1,655,000	1,774,625
KeyBank 5.45% 3/3/16	1,780,000	1,906,214
KFW 2.625% 2/16/16	1,875,000	1,892,852
Korea Development Bank 8.00% 1/23/14	1,735,000	1,981,476
*Oesterreichische Kontrollbank
1.375% 1/21/14	1,150,000	1,148,392
1.75% 10/5/15	795,000	773,879
PNC Funding 5.25% 11/15/15	275,000	296,031
Rabobank
2.125% 10/13/15	670,000	647,157
•#144A 11.00% 12/29/49	1,240,000	1,619,891
*#Santander US Debt Unipersonal 144A 3.781% 10/7/15	1,200,000	1,161,076
Silicon Valley Bank 5.70% 6/1/12	380,000	389,910
SunTrust Banks 3.60% 4/15/16	2,995,000	2,980,531
•UBS 1.304% 1/28/14	2,195,000	2,216,915
US Bancorp
3.15% 3/4/15	750,000	768,017
4.20% 5/15/14	1,860,000	1,981,523
•USB Capital IX 6.189% 4/15/49	2,770,000	2,347,575
Wachovia
•0.673% 10/15/16	10,000	9,704
5.25% 8/1/14	500,000	535,144
5.625% 10/15/16	20,000	21,639
Wachovia Bank 5.60% 3/15/16	1,655,000	1,797,970
•Wells Fargo Bank 0.524% 5/16/16	545,000	520,527
•Wells Fargo Capital XIII 7.70% 12/29/49	1,785,000	1,847,475
		52,807,451
Basic Industry – 1.29%
#Anglo American Capital 144A 2.15% 9/27/13	1,095,000	1,103,979
*ArcelorMittal 3.75% 8/5/15	2,490,000	2,517,139
Dow Chemical 5.90% 2/15/15	1,215,000	1,347,829
Freeport-McMoRan Copper & Gold 8.375% 4/1/17	2,415,000	2,665,699
Lubrizol 5.50% 10/1/14	790,000	882,978
*Praxair 2.125% 6/14/13	1,015,000	1,040,124
*Teck Resources 9.75% 5/15/14	399,000	485,102
		10,042,850
Brokerage – 1.22%
Goldman Sachs Group 3.625% 2/7/16	4,610,000	4,571,461
Jefferies Group 5.875% 6/8/14	820,000	884,700
Lazard Group
6.85% 6/15/17	733,000	781,280
7.125% 5/15/15	949,000	1,043,497

Morgan Stanley
•0.783% 10/15/15	420,000	403,668
2.875% 1/24/14	1,815,000	1,821,107
		9,505,713
Capital Goods – 0.34%
Allied Waste North America 7.125% 5/15/16	635,000	663,488
Thermo Fisher Scientific 3.20% 5/1/15	1,910,000	1,957,261
		2,620,749
Communications – 2.71%
AT&T 6.70% 11/15/13	190,000	214,002
AT&T Wireless 8.125% 5/1/12	1,344,000	1,446,915
Comcast 5.90% 3/15/16	810,000	901,976
COX Communications 5.45% 12/15/14	1,275,000	1,408,383
#Crown Castle Towers 144A 3.214% 8/15/15	795,000	793,644
DirecTV Holdings/Financing 7.625% 5/15/16	1,405,000	1,550,663
#NBC Universal 144A 2.875% 4/1/16	2,505,000	2,449,970
Qwest 8.375% 5/1/16	1,350,000	1,613,250
Telecom Italia Capital
4.95% 9/30/14	345,000	359,716
5.25% 11/15/13	300,000	316,976
5.25% 10/1/15	15,000	15,541
*6.20% 7/18/11	691,000	701,487
Time Warner Cable
7.50% 4/1/14	1,420,000	1,628,730
8.25% 2/14/14	495,000	575,914
Verizon Communications
*3.00% 4/1/16	2,915,000	2,903,483
5.55% 2/15/16	2,225,000	2,473,817
#Vivendi 144A 5.75% 4/4/13	1,580,000	1,697,693
		21,052,160
Consumer Cyclical – 0.60%
Best Buy 3.75% 3/15/16	1,745,000	1,724,404
Brinker International 5.75% 6/1/14	1,000,000	1,053,447
Wal-Mart Stores 1.50% 10/25/15	1,970,000	1,886,752
		4,664,603
Consumer Non-Cyclical – 4.10%
Abbott Laboratories 2.70% 5/27/15	1,935,000	1,968,089
Amgen 4.85% 11/18/14	665,000	728,275
Anheuser-Busch InBev Worldwide
3.625% 4/15/15	220,000	227,844
5.375% 11/15/14	165,000	181,976
AstraZeneca 5.40% 9/15/12	1,035,000	1,103,233
#Brambles USA 144A 3.95% 4/1/15	260,000	261,765
CareFusion 5.125% 8/1/14	2,125,000	2,285,933
Celgene 2.45% 10/15/15	2,110,000	2,044,210
*Coca-Cola Enterprises 2.125% 9/15/15	1,975,000	1,922,463
Dr Pepper Snapple Group 2.90% 1/15/16	2,400,000	2,382,451
Genzyme 3.625% 6/15/15	485,000	504,327
Hospira 6.40% 5/15/15	2,020,000	2,269,969
Kraft Foods 6.50% 8/11/17	1,790,000	2,043,926
Laboratory Corporation of America Holdings 3.125% 5/15/16	1,845,000	1,839,017
Medco Health Solutions 7.25% 8/15/13	1,000,000	1,120,563
Medtronic 3.00% 3/15/15	950,000	978,423
Quest Diagnostics 3.20% 4/1/16	3,325,000	3,308,737
Teva Pharmaceutical Finance II/III 3.00% 6/15/15	1,360,000	1,374,643
Teva Pharmaceutical Finance III 1.70% 3/21/14	1,975,000	1,962,771
#Woolworths 144A 2.55% 9/22/15	2,185,000	2,158,055
Yale University 2.90% 10/15/14	1,105,000	1,142,421
		31,809,091
Electric – 1.00%
Appalachian Power 3.40% 5/24/15	1,445,000	1,472,595
Duke Energy 3.95% 9/15/14	1,615,000	1,695,296
Jersey Central Power & Light 5.625% 5/1/16	1,825,000	2,016,608
PacifiCorp 6.90% 11/15/11	1,100,000	1,143,041
@#Power Receivables Finance 144A 6.29% 1/1/12	16,271	16,284
Public Service Electric & Gas 2.70% 5/1/15	1,400,000	1,405,039
		7,748,863
Energy – 1.48%
Anadarko Petroleum 5.95% 9/15/16	20,000	21,773
Ensco 3.25% 3/15/16	4,795,000	4,782,782
EOG Resources 2.95% 6/1/15	670,000	676,370

Noble Holding International 3.05% 3/1/16	970,000	962,728
Plains All American Pipeline/Finance 3.95% 9/15/15	2,460,000	2,539,441
Shell International Finance 3.10% 6/28/15	980,000	1,005,190
Weatherford International 5.15% 3/15/13	16,000	16,943
#Woodside Finance 144A
4.50% 11/10/14	1,100,000	1,166,020
8.125% 3/1/14	290,000	333,354
		11,504,601
Finance Companies – 1.09%
#CDP Financial 144A 3.00% 11/25/14	2,065,000	2,106,732
#ERAC USA Finance 144A
2.25% 1/10/14	3,120,000	3,114,577
2.75% 7/1/13	585,000	592,546
General Electric Capital
•0.57% 9/15/14	1,390,000	1,373,264
3.75% 11/14/14	1,205,000	1,256,538
		8,443,657
Insurance – 0.85%
•Chubb 6.375% 3/29/67	1,190,000	1,258,425
MetLife 6.75% 6/1/16	2,015,000	2,331,804
#Metropolitan Life Global Funding I 144A 3.125% 1/11/16	2,965,000	2,942,496
Prudential Financial 3.875% 1/14/15	30,000	31,047
		6,563,772
Natural Gas – 0.71%
Energy Transfer Partners 8.50% 4/15/14	115,000	134,470
Enterprise Products Operating
3.20% 2/1/16	2,500,000	2,487,167
9.75% 1/31/14	805,000	965,206
TransCanada Pipelines
3.40% 6/1/15	1,480,000	1,525,374
•6.35% 5/15/67	415,000	417,213
		5,529,430
Real Estate – 0.32%
Health Care REIT 3.625% 3/15/16	2,490,000	2,469,281
		2,469,281
Technology – 0.48%
Analog Devices 3.00% 4/15/16	1,330,000	1,323,801
National Semiconductor 6.60% 6/15/17	925,000	1,019,169
#Seagate Technology International 144A 10.00% 5/1/14	1,205,000	1,409,850
		3,752,820
Transportation – 0.23%
Burlington Northern Santa Fe 7.00% 2/1/14	1,585,000	1,804,827
		1,804,827
Total Corporate Bonds (cost $178,128,950)		180,319,868

Municipal Bonds – 2.44%
California State Department of Water Resources Power Supply Revenue 5.00% 5/1/13	4,370,000	4,736,949
California State Revenue (Anticipation Notes) Series A-2 3.00% 6/28/11	6,110,000	6,145,132
•Puerto Rico Sales Tax Financing Sales Revenue (First Subordinate) Series A 5.00% 8/1/39	2,000,000	2,031,520
Railsplitter Tobacco Settlement Authority, Illinois Revenue 5.00% 6/1/15	1,475,000	1,552,998
Regional Transportation Authority, Illinois Taxable Working Cash (NTS) Series C 2.843% 7/1/12 4,400,000	4,464,636
Total Municipal Bonds (cost $18,798,728)		18,931,235

Non-Agency Asset-Backed Securities – 7.02%
•Ally Master Owner Trust Series 2011-1 A1 1.13% 1/15/16	1,070,000	1,073,604
•American Express Credit Account Master Trust Series 2010-1 B 0.86% 11/16/15	400,000	400,005
•Ameriquest Mortgage Securities Series 2003-11 AF6 5.14% 1/25/34	42,011	42,523
•Bank of America Credit Card Trust
Series 2007-A4 A4 0.30% 11/15/19	2,115,000	2,062,635
Series 2008-A5 A5 1.46% 12/16/13	7,140,000	7,161,676
Capital One Multi-Asset Execution Trust
•Series 2005-A6 A6 0.35% 7/15/15	3,410,000	3,399,718
•Series 2006-A11 A11 0.35% 6/17/19	4,000,000	3,921,036
Series 2007-A7 A7 5.75% 7/15/20	665,000	752,057
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 9/25/13	80,510	80,551
•Chase Issuance Trust Series 2005-A2 A2 0.33% 12/15/14	2,300,000	2,297,964
#CIT Equipment Collateral Series 2009-VT1 A3 144A 3.07% 8/15/16	405,208	408,238
•Citibank Credit Card Issuance Trust
Series 2004-C1 C1 0.91% 7/15/13	530,000	529,380
Series 2009-A1 A1 2.01% 3/17/14	810,000	822,290

CNH Equipment Trust
Series 2008-A A4A 4.93% 8/15/14	87,649	89,366
Series 2009-C A3 1.85% 12/16/13	226,270	227,442
•#CNH Wholesale Master Note Trust Series 2011-1A A 144A 1.06% 12/15/15	2,000,000	2,004,512
Conseco Financial Series 1997-6 A8 7.07% 1/15/29	486,639	511,202
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	340,000	381,373
•Series 2009-A1 A1 1.56% 12/15/14	4,690,000	4,753,198
•Series 2010-A1 A1 0.91% 9/15/15	4,000,000	4,030,208
•Discover Card Master Trust I
Series 2005-4 A2 0.35% 6/16/15	3,600,000	3,589,518
Series 2006-3 A1 0.29% 3/15/14	5,010,000	5,006,294
Series 2007-2 A 0.34% 9/15/16	2,525,000	2,504,896
•Ford Credit Auto Owner Trust Series 2008-C A4B 2.01% 4/15/13	1,100,000	1,112,473
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.81% 9/15/14	360,000	364,847
Series 2011-1 A2 0.86% 2/15/16	3,280,000	3,280,048
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/17/14	205,000	206,268
John Deere Owner Trust
Series 2009-A A4 3.96% 5/16/16	1,435,000	1,486,645
Series 2010-A A4 2.13% 10/17/16	845,000	859,098
#Navistar Financial Owner Trust Series 2010-B A3 144A 1.08% 3/18/14	975,000	973,613
•New Century Home Equity Loan Trust Series 2003-5 AI4 4.76% 11/25/33	12,480	12,342
•Residential Asset Securities
Series 2002-KS2 AI5 7.279% 4/25/32	23,145	23,723
Series 2006-KS3 AI3 0.42% 4/25/36	131,199	118,804
Residential Funding Mortgage Securities II Series 2001-HS2 A5 7.42% 4/25/31	4,656	4,634
∏Structured Asset Securities Series 2005-4XS 1A2B 4.67% 3/25/35	6,259	6,253
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	6,882	6,906
Total Non-Agency Asset-Backed Securities (cost $53,908,620)		54,505,340

Non-Agency Collateralized Mortgage Obligations – 0.09%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	62,276	58,939
Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34	27,398	26,770
Series 2005-3 2A1 5.50% 4/25/20	80,823	78,025
Series 2005-6 7A1 5.50% 7/25/20	60,664	58,206
Series 2005-9 5A1 5.50% 10/25/20	133,279	128,587
•Bank of America Mortgage Securities Series 2003-D 1A2 2.747% 5/25/33	282	207
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	57,096	57,548
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 2.899% 5/25/33	12,603	10,959
•Series 2003-46 1A1 3.026% 1/19/34	11,453	10,448
Series 2006-17 A5 6.00% 12/25/36	40	40
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	16,624	16,812
Series 2005-RP1 1A3 8.00% 1/25/35	21,688	21,682
Series 2005-RP1 1A4 8.50% 1/25/35	9,400	9,208
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	34,784	33,958
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 2.575% 12/25/33	8,432	8,167
Series 2005-6 7A1 5.374% 6/25/35	46,913	40,539
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	41,953	42,750
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	12,526	12,464
•Structured ARM Loan Trust Series 2006-5 5A4 5.425% 6/25/36	28,914	7,558
wWashington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	65,233	68,011
•Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16 2A1 2.759% 10/25/35	6,785	6,310
Total Non-Agency Collateralized Mortgage Obligations (cost $705,556)		697,188

Regional Bonds – 0.00%Δ
Canada – 0.00%
Quebec Province
4.60% 5/26/15	5,000	5,486
5.00% 3/1/16	10,000	11,124
Total Regional Bonds (cost $16,592)		16,610

«Senior Secured Loans – 0.92%
AIG
Tranche 1 6.75% 3/17/15	1,081,731	1,089,168
Tranche 2 7.00% 3/17/16	793,269	805,668
Delta Airlines 4.25% 2/22/16	1,028,221	1,022,010
Ford Motor Tranche B 3.01% 12/15/13	1,085,043	1,086,003
Graham Packaging Tranche C 6.75% 4/5/14	1,140,294	1,150,134
Level 3 Communication Tranche B 11.50% 3/13/14	783,000	839,376
Texas Competitive Electric Holdings Tranche B2 3.786% 10/10/14	1,397,110	1,179,350
Total Senior Secured Loans (cost $7,066,693)		7,171,709

Sovereign Bonds – 1.03%Δ
Norway – 0.54%
Eksportfinans
3.00% 11/17/14	15,000	15,449
5.50% 5/25/16	2,440,000	2,742,501
#Kommunalbanken 144A 1.75% 10/5/15	1,445,000	1,402,390
		4,160,340
Sweden – 0.49%
Svensk Export Credit 1.75% 10/20/15	3,925,000	3,813,181
		3,813,181
Total Sovereign Bonds (cost $8,080,712)		7,973,521

Supranational Bank – 0.25%
European Investment Bank 2.25% 3/15/16	1,945,000	1,927,334
Total Supranational Bank (cost $1,935,395)		1,927,334

U.S. Treasury Obligations – 26.96%
U.S. Treasury Inflation Indexed Notes
0.50% 4/15/15	7,275,992	7,561,349
1.25% 4/15/14	7,034,388	7,523,771
3.375% 1/15/12	21,573,975	22,622,341
*U.S. Treasury Bond 3.625% 2/15/21	45,000	45,647
U.S. Treasury Notes
0.625% 2/28/13	1,905,000	1,900,611
*1.25% 3/15/14	91,625,000	91,610,889
2.25% 3/31/16	20,095,000	20,121,666
∞4.875% 5/31/11	57,515,000	57,973,337
Total U.S. Treasury Obligations (cost $210,483,392)		209,359,611

	Number of
	Shares
Preferred Stock – 0.38%
•PNC Financial Services Group 8.25%	2,765,000	2,946,019
Total Preferred Stock (cost $2,587,573)		2,946,019

	Principal
	Amount
	(U.S. $)
≠Short-Term Investments – 17.39%
Discount Note – 16.34%
Federal Home Loan Bank
0.001% 4/1/11	$54,735,116	54,735,115
0.001% 4/1/11	6,755,306	6,755,306
0.001% 4/14/11	3,946,262	3,946,247
0.01% 4/18/11	2,525,608	2,525,595
0.02% 4/27/11	19,082,151	19,082,018
0.03% 5/3/11	7,892,525	7,892,241
0.037% 5/23/11	10,102,432	10,101,846
0.04% 5/9/11	6,471,870	6,471,598
0.05% 5/16/11	7,892,525	7,892,130
0.06% 6/7/11	7,497,898	7,496,781
		126,898,877
U.S. Treasury Obligation – 1.05%
U.S. Treasury Bill 0.00% 4/28/11	8,154,556	8,154,296
		8,154,296
Total Short-Term Investments (cost $135,053,930)		135,053,173

Total Value of Securities Before Securities Lending Collateral – 112.93%
(cost $872,402,032)		877,018,368

	Number of Shares
Securities Lending Collateral** – 3.81%
BNY Mellon SL DBT II Liquidating Fund	54,535	52,730
Delaware Investments Collateral Fund No. 1	29,541,329	29,541,329
@†Mellon GSL Reinvestment Trust II	66,475	0
Total Securities Lending Collateral (cost $29,662,339)		29,594,059

Total Value of Securities – 116.74%
(cost $902,064,371)		906,612,427 ©
Obligation to Return Securities Lending Collateral** – (3.82%)		(29,662,339)
Liabilities Net of Receivables and Other Assets (See Notes) – (12.92%)z		(100,333,824)
Net Assets Applicable to 77,230,850 Shares Outstanding – 100.00%		$776,616,264

wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2011.
ΔSecurities have been classified by country of origin.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $35,312,608, which represented 4.55% of the Series’ net assets. See Note 5 in "Notes."
*Fully or partially on loan.
**See Note 4 in "Notes."
©Includes $55,456,280 of securities loaned.
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2011, the aggregate amount of restricted securities was $6,253 or 0.00% of the Series' net assets. See Note 5 in “Notes.”
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $16,284, which represented 0.00% of the Series’ net assets. See Note 5 in "Notes."
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
∞Fully or partially pledged as collateral for futures contracts.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2011.
zOf this amount, $109,365,489 represents payable for securities purchased as of March 31, 2011.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swap
CITI – Citigroup Global Markets
EUR – European Monetary Unit
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – to be announced
USD – United States Dollar
yr – Year

The following foreign currency exchange contract, futures contracts and swap contracts were outstanding at March 31, 20111:

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
CITI	EUR	124,107	USD	(175,264)	4/1/11	$617

Futures Contracts

Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
390 U.S. Treasury 5 yr Notes	$45,466,574	$45,547,734	6/30/11	$81,160
302 U.S. Treasury 10 yr Notes	35,876,224	35,947,438	6/21/11	71,214
Total				$152,374

Swap Contracts
CDS Contracts

					Unrealized
	Swap &	Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX. NA.HY.16	$2,925,000	5.00%	6/20/16	$7,417
BCLY	CDX. NA.HY.16	1,312,500	5.00%	6/20/16	(753)
	ITRAXX Europe Subordinate
BCLY	Financials 15.1 5 yr CDS	17,395,000	1.00%	6/20/16	98,823
CITI	Sara Lee 5 yr CDS	660,000	1.00%	3/20/16	(41,610)
GSC	CDX. NA.HY.16	1,406,250	5.00%	6/20/16	933
JPMC	CDX. NA.HY.16	431,250	5.00%	6/20/16	(248)
	ITRAXX Europe Subordinate
JPMC	Financials 15.1 5 yr CDS	2,575,000	1.00%	6/20/16	14,629
JPMC	Penney (J.C.) 5 yr CDS	750,000	1.00%	3/20/15	4,548
JPMC	Viacom 5 yr CDS	2,255,000	1.00%	9/20/15	(30,326)
MSC	CDX. NA.HY.16	1,362,500	5.00%	6/20/16	(782)
		$31,072,500			$52,631
	Protection Sold / Moody’s Rating:
JPMC	Comcast 5 yr CDS / Baa	$2,255,000	1.00%	9/20/15	$38,573
JPMC	MetLife 5 yr CDS / A	395,000	1.00%	12/20/14	15,504
JPMC	Tyson Foods CDS / Ba	1,100,000	1.00%	3/20/16	21,180
		$3,750,000			$75,257
Total					$127,888

The use of foreign currency exchange contract, futures contracts and CDS contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Series’ ability to manage their investment portfolios and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Mortgage Dollar Rolls – The Series may enter into mortgage “dollar rolls” in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Series being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Series to buy a security. The Series accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Series’ portfolio turnover rate.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments

At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$902,071,421
Aggregate unrealized appreciation	$7,565,755
Aggregate unrealized depreciation	(3,024,749)
Net unrealized appreciation	$4,541,006

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$309,150,300	$309,150,300
Corporate Debt	-	191,660,565	191,660,565
Foreign Debt	-	9,917,465	9,917,465
Municipal Bonds	-	18,931,235	18,931,235
U.S. Treasury Obligations	-	209,359,611	209,359,611
Short-Term Investments	-	135,053,173	135,053,173
Securities Lending Collateral	-	29,594,059	29,594,059
Other	-	2,946,019	2,946,019
Total	$-	$906,612,427	$906,612,427

Foreign Currency Contracts	$-	$617	$617
Futures Contracts	$152,374	$-	$152,374
Swap Contracts	$-	$127,888	$127,888

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency Asset-Backed & Mortgage-Backed Securities	Securities Lending	Total Series
Balance as of 12/31/10	$125,508	$-	$125,508
Sales	(125,386)	-	(125,386)
Net realized gain	386	-	386
Net change in unrealized
appreciation/depreciation	(508)	(508)	(508)
Balance as of 3/31/11	$-	$-	$-

Net change in unrealized appreciation/depreciation from investments still held as of 3/31/11	$-	$-	$-

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Series.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Series because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts – The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series' exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2011, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2011, the net unrealized appreciation of credit default swaps was $127,888. The Series had posted $70,000 as collateral for certain open swap contracts. If a credit event had occurred for all swap transactions where collateral posting was required as of March 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Series would have been required to pay $27,322,500 less the value of the contracts’ related reference obligations. The Series received $1,687,000 in securities collateral for certain swap contracts.

As disclosed in the footnotes to the schedule of investments, at March 31, 2011, the notional value of the protection sold was $3,750,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At March 31, 2011, the net unrealized appreciation of the protection sold was $75,257.

CDS may involve greater risks than if the Series had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of March 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives

	Schedule of Investments Location	Fair Value	Statement of Investments Location	Fair Value
Foreign exchange contracts (Forward currency contracts)	Receivables and other assets net of liabilities	$ 617	Liabilities net of receivables and other assets	$ -

Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	152,374	Liabilities net of receivables and other assets	-

Credit contracts (Swap contracts)	Receivables and other assets net of liabilities	170,280	Liabilities net of receivables and other assets	(42,392)

Total		$323,271		$(42,392)

The effect of derivative instruments on the statement of operations for the period ended March 31, 2011 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign exchange contracts (Forward currency contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$208	$617

Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(2,076,186)	1,163,175

Credit contracts (Swaps contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(2,140,571)	766,273

Total		$(4,216,549)	$1,930,065

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2011, the value of securities on loan was $55,456,280, for which the Series received collateral, comprised of non-cash collateral valued at $27,062,356, and cash collateral of $29,662,339. At March 31, 2011, the value of invested collateral was $29,594,059. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP REIT Series

March 31, 2011

	Number of
	Shares	Value
Common Stock – 97.04%
Diversified REITs – 6.11%
Lexington Reality Trust	315,405	$2,949,037
*Vornado Realty Trust	221,068	19,343,450
		22,292,487
Healthcare REITs – 11.61%
Cogdell Spencer	104,660	621,680
*HCP	384,265	14,579,014
*Health Care REIT	190,975	10,014,729
*Nationwide Health Properties	126,440	5,377,493
*Ventas	217,285	11,798,576
		42,391,492
Hotel REITs – 5.01%
*Ashford Hospitality Trust	180,152	1,985,275
*DiamondRock Hospitality	321,100	3,586,687
*†FelCor Lodging Trust	176,102	1,079,505
*Host Hotels & Resorts	661,018	11,640,527
		18,291,994
Industrial REITs – 5.62%
AMB Property	298,510	10,737,404
DCT Industrial Trust	455,870	2,530,079
ProLogis	453,660	7,249,487
		20,516,970
Mall REITs – 13.34%
General Growth Properties	208,325	3,224,871
*Macerich	182,334	9,031,004
Simon Property Group	339,853	36,418,648
		48,674,523
Manufactured Housing REITs – 0.40%
Equity Lifestyle Properties	25,059	1,444,651
		1,444,651
Multifamily REITs – 16.52%
*AvalonBay Communities	61,040	7,329,683
*BRE Properties	115,800	5,463,444
*Camden Property Trust	142,875	8,118,158
*Colonial Properties Trust	170,600	3,284,050
*Equity Residential	356,525	20,111,576
*Essex Property Trust	64,441	7,990,684
Home Properties	72,695	4,285,370
UDR	152,829	3,724,443
		60,307,408
Office REITs – 12.90%
*Alexandria Real Estate Equities	90,590	7,063,302
*Boston Properties	181,395	17,205,315
Brandywine Realty Trust	176,781	2,146,121
Commonwealth REIT	96,775	2,513,247
*Kilroy Realty	171,550	6,661,287
SL Green Realty	152,918	11,499,434
		47,088,706
Office/Industrial REITs – 7.34%
*Digital Realty Trust	169,555	9,857,927
*DuPont Fabros Technology	207,816	5,039,538
*Liberty Property Trust	264,565	8,704,189
PS Business Parks	54,940	3,183,224
		26,784,878
Real Estate Operating Companies – 2.17%
Brookfield Properties	205,575	3,642,789
*Starwood Hotels & Resorts Worldwide	73,875	4,293,615
		7,936,404
Self-Storage REITs – 5.49%
*Extra Space Storage	124,825	2,585,126
*Public Storage	157,482	17,466,328
		20,051,454
Shopping Center REITs – 7.93%
*Acadia Realty Trust	115,200	2,179,584
*Federal Realty Investment Trust	65,614	5,351,478
*Kimco Realty	469,774	8,615,654
*Regency Centers	130,489	5,673,662
*Tanger Factory Outlet Centers	84,275	2,211,376
*Weingarten Realty Investors	196,425	4,922,411
		28,954,165

Single Tenant REITs – 0.46%
*National Retail Properties	64,455	1,684,209
		1,684,209
Specialty REITs – 2.14%
*Entertainment Properties Trust	89,404	4,185,895
*Plum Creek Timber	28,975	1,263,600
*Rayonier	37,911	2,362,234
		7,811,729
Total Common Stock (cost $307,560,567)		354,231,070

Exchange-Traded Fund – 0.44%
*iShares Dow Jones U.S. Real Estate Index Fund	27,100	1,609,740
Total Exchange-Traded Fund (cost $1,511,223)		1,609,740

	Principal
	Amount
≠Short-Term Investments – 1.87%
Discount Notes – 1.76%
Federal Home Loan Bank
0.001% 4/1/11	$2,839,821	2,839,821
0.001% 4/1/11	446,680	446,680
0.001% 4/14/11	189,321	189,321
0.01% 4/18/11	121,166	121,165
0.02% 4/27/11	915,464	915,457
0.03% 5/3/11	378,643	378,629
0.037% 5/23/11	484,663	484,635
0.04% 5/9/11	310,487	310,474
0.05% 5/16/11	378,643	378,624
0.06% 6/7/11	359,711	359,657
		6,424,463
U.S. Treasury Obligation – 0.11%
U.S. Treasury Bill 0.00% 4/28/11	391,214	391,201
		391,201
Total Short-Term Investments (cost $6,815,700)		6,815,664

Total Value of Securities Before Securities Lending Collateral – 99.35%
(cost $315,887,490)		362,656,474

	Number of
	Shares
Securities Lending Collateral** – 22.64%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	648,385	630,542
Delaware Investments Collateral Fund No 1	82,021,199	82,021,199
@†Mellon GSL Reinvestment Trust II	1,318,978	0
Total Securities Lending Collateral (cost $83,988,562)		82,651,741

Total Value of Securities – 121.99%
(cost $399,876,052)		445,308,215	©
Obligation to Return Securities Lending Collateral** – (23.01)%		(83,988,562)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.02%		3,699,625
Net Assets Applicable to 35,657,534 Shares Outstanding – 100.00%		$365,019,278

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 4 in "Notes."
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $81,578,321 of securities loaned.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP REIT (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes - No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$435,249,642
Aggregate unrealized appreciation	$47,049,797
Aggregate unrealized depreciation	(36,991,224)
Net unrealized appreciation	$10,058,573

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $129,696,449 may be carried forward and applied against future capital gains. Such capital loss expires as follows: $37,992,783 expires in 2016 and $91,703,666 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$354,231,070	$-	$354,231,070
Investment Companies	1,609,740	-	1,609,740
Securities Lending Collateral	-	82,651,741	82,651,741
Short-Term Investments	-	6,815,664	6,815,664
Total	$355,840,810	$89,467,405	$445,308,215

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2011, the value of the securities on loan was $81,578,321, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2011, the value of invested collateral was $82,651,741. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Small Cap Value Series

March 31, 2011

	Number of
	Shares	Value
Common Stock – 98.16%
Basic Industry – 13.11%
Albemarle	400,900	$23,961,793
Cytec Industries	363,800	19,779,806
†Ferro	554,900	9,205,791
FMC	267,600	22,727,268
Glatfelter	292,900	3,901,428
†International Coal Group	1,298,900	14,677,570
*Kaiser Aluminum	140,500	6,919,625
†Thompson Creek Metals	605,900	7,597,986
Valspar	373,100	14,588,210
		123,359,477
Business Services – 2.54%
*Brink's	218,200	7,224,602
*Knoll	309,900	6,495,504
United Stationers	113,300	8,049,965
Viad	89,800	2,148,016
		23,918,087
Capital Spending – 9.76%
Actuant Class A	462,700	13,418,300
*†Altra Holdings	361,900	8,548,078
Chicago Bridge & Iron	388,100	15,780,146
Gardner Denver	280,500	21,887,415
*Regal Beloit	188,100	13,887,423
*Wabtec	119,000	8,071,770
*Walter Energy	76,100	10,306,223
		91,899,355
Consumer Cyclical –1.63%
*Autoliv	100,000	7,423,000
MDC Holdings	314,000	7,959,900
		15,382,900
Consumer Services – 14.11%
bebe Stores	332,200	1,943,370
*†Big Lots	219,200	9,519,856
Brinker International	265,000	6,704,500
Cato Class A	318,400	7,800,800
*CEC Entertainment	183,500	6,923,455
*†Cheesecake Factory	99,000	2,978,910
*†Children's Place Retail Stores	138,000	6,876,540
†Collective Brands	355,200	7,665,216
Finish Line Class A	484,800	9,623,280
†Genesco	263,500	10,592,700
†Jack in the Box	328,000	7,439,040
Men's Wearhouse	275,600	7,457,736
*Meredith	206,800	7,014,656
*Movado Group	252,600	3,708,168
PETsMART	272,300	11,150,685
*Stage Stores	426,325	8,193,967
*†Warnaco Group	153,400	8,772,946
*Wolverine World Wide	227,050	8,464,424
		132,830,249
Consumer Staples – 1.50%
Herbalife	85,500	6,956,280
*Ruddick	186,400	7,193,176
		14,149,456
Energy – 7.70%
*†Forest Oil	564,000	21,336,120
*Southwest Gas	381,100	14,851,467
†Whiting Petroleum	494,400	36,313,680
		72,501,267

Financial Services – 20.46%
Bank of Hawaii	281,100	13,442,202
Berkley (W.R.)	232,443	7,486,989
Boston Private Financial Holdings	666,200	4,710,034
Community Bank System	371,500	9,016,305
CVB Financial	296,500	2,760,415
East West Bancorp	846,536	18,589,930
First Financial Bancorp	383,700	6,403,953
First Midwest Bancorp	369,100	4,351,689
Hancock Holding	347,000	11,395,480
@Harleysville Group	350,100	11,598,813
@Independent Bank	364,800	9,853,248
@Infinity Property & Casualty	280,500	16,686,945
@NBT Bancorp	552,600	12,593,754
Platinum Underwriters Holdings	457,700	17,433,793
S&T Bancorp	188,900	4,074,573
Selective Insurance Group	765,100	13,236,230
*StanCorp Financial Group	119,600	5,515,952
Sterling Bancshares	1,137,900	9,797,319
Univest Corporation of Pennsylvania	65,800	1,165,976
Validus Holdings	237,921	7,929,907
Wesbanco	221,400	4,585,194
		192,628,701
Healthcare – 5.19%
†Alliance HealthCare Services	392,800	1,736,176
Cooper	202,500	14,063,625
*Owens & Minor	226,650	7,361,592
*Service Corporation International	1,225,800	13,557,348
*Universal Health Services Class B	244,600	12,085,686
		48,804,427
Real Estate – 3.43%
*Brandywine Realty Trust	538,933	6,542,647
Education Realty Trust	408,700	3,281,861
*Government Properties Income Trust	197,500	5,304,850
Highwoods Properties	233,500	8,174,835
Washington Real Estate Investment Trust	289,700	9,006,773
		32,310,966
Technology – 12.71%
*Black Box	137,400	4,829,610
†Brocade Communications Systems	892,400	5,488,260
*†Checkpoint Systems	428,000	9,621,440
†Cirrus Logic	510,100	10,727,403
†Compuware	1,076,100	12,428,955
†Electronics for Imaging	330,000	4,854,300
*†ON Semiconductor	762,500	7,525,875
†Parametric Technology	647,700	14,566,773
†Premiere Global Services	821,550	6,260,211
QAD
†Class A	143,400	1,544,418
Class B	35,850	369,255
†Synopsys	582,700	16,111,655
†Tech Data	172,500	8,773,350
†Vishay Intertechnology	867,300	15,385,902
*†Vishay Precision Group	74,300	1,164,281
		119,651,688
Transportation – 3.29%
Alexander & Baldwin	318,700	14,548,655
†Kirby	215,500	12,345,995
*†Saia	247,800	4,061,442
		30,956,092
Utilities – 2.73%
*Black Hills	162,600	5,437,344
†El Paso Electric	551,700	16,771,680
*Otter Tail	152,700	3,470,871
		25,679,895
Total Common Stock (cost $640,559,499)		924,072,560

	Principal
	Amount
≠Short-Term Investments – 1.70%
Discount Notes – 1.60%
Federal Home Loan Bank
0.001% 4/1/11	$6,843,394	6,843,394
0.001% 4/1/11	639,178	639,178
0.001% 4/14/11	456,226	456,224
0.01% 4/18/11	291,985	291,983
0.02% 4/27/11	2,206,082	2,206,067
0.03% 5/3/11	912,453	912,420
0.037% 5/23/11	1,167,939	1,167,872
0.04% 5/9/11	748,211	748,180
0.05% 5/16/11	912,453	912,407
0.06% 6/7/11	866,830	866,701
		15,044,426
U.S. Treasury Obligation – 0.10%
United States Treasury Bill 0.00% 4/28/11	942,746	942,716
		942,716
Total Short-Tem Investments (cost $15,987,228)		15,987,142

Total Value of Securities Before Securities Lending Collateral – 99.86%
(cost $656,546,727)		940,059,702

	Number of
	Shares
Securities Lending Collateral** – 8.77%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	1,276,197	1,233,955
Delaware Investments Collateral Fund No.1	81,332,677	81,332,677
@†Mellon GSL Reinvestment Trust II	1,097,377	0
Total Securities Lending Collateral (cost $83,706,251)		82,566,632

Total Value of Securities – 108.63%
(cost $740,252,978)		1,022,626,334	©
Obligation to Return Securities Lending Collateral** – (8.89%)		(83,706,251)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.26%		2,436,442
Net Assets Applicable to 27,469,159 Shares Outstanding – 100.00%		$941,356,525

*Fully or partially on loan.
†Non income producing security.
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $50,732,760, which represented 5.39% of the Series’ net assets. See Note 4 in “Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
©Includes $81,817,543 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$740,772,570
Aggregate unrealized appreciation	$333,543,511
Aggregate unrealized depreciation	(51,689,747)
Net unrealized appreciation	$281,853,764

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $6,376,369 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$924,072,560	$-	$924,072,560
Securities Lending Collateral	-	82,566,632	82,566,632
Short-Term Investments	-	15,987,142	15,987,142
Total	$924,072,560	$98,553,774	$1,022,626,334

The value of Level 3 securities was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2011, the value of the securities on loan was $81,817,543, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2011, the value of invested collateral was $82,566,632. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Smid Cap Growth Series

March 31, 2011

	Number of
	Shares	Value
Common Stock – 95.97%
Consumer Discretionary – 23.31%
*†DineEquity	214,600	$11,798,708
*Fastenal	212,400	13,769,892
*Gentex	364,800	11,035,200
*†Interval Leisure Group	509,200	8,325,420
*†ITT Educational Services	104,200	7,518,030
*Ritchie Brothers Auctioneers	412,500	11,611,875
*Strayer Education	148,531	19,381,810
Weight Watchers International	480,100	33,655,010
		117,095,945
Consumer Staples – 6.57%
*†Peet's Coffee & Tea	350,386	16,850,063
*Whole Foods Market	244,900	16,138,910
		32,988,973
Energy – 4.27%
*Core Laboratories	210,172	21,473,273
		21,473,273
Financial Services – 14.90%
†Affiliated Managers Group	195,700	21,403,709
Heartland Payment Systems	713,724	12,511,582
†IntercontinentalExchange	124,100	15,331,314
†MSCI Class A	345,200	12,710,264
optionsXpress Holdings	702,500	12,862,775
		74,819,644
Healthcare – 12.33%
†ABIOMED	689,900	10,024,247
*†athenahealth	240,400	10,849,252
*Perrigo	272,000	21,629,440
*Techne	271,600	19,446,560
		61,949,499
Producer Durables – 7.01%
Expeditors International of Washington	359,000	18,000,260
Graco	378,100	17,199,769
		35,200,029
Technology – 23.35%
*Blackbaud	643,414	17,526,597
*†Polycom	518,712	26,895,217
*†SBA Communications Class A	543,200	21,554,176
†Teradata	248,100	12,578,670
*†VeriFone	399,800	21,969,010
*VeriSign	462,270	16,738,797
		117,262,467
Utilities – 4.23%
*†j2 Global Communications	720,200	21,253,102
		21,253,102
Total Common Stock (cost $334,244,284)		482,042,932

	Principal
	Amount
≠Short-Term Investments – 4.10%
Discount Notes – 3.86%
Federal Home Loan Bank
0.001% 4/1/11	$8,713,869	8,713,870
0.001% 4/1/11	1,012,636	1,012,636
0.001% 4/14/11	580,925	580,922
0.010% 4/18/11	371,792	371,790
0.020% 4/27/11	2,809,061	2,809,041
0.030% 5/3/11	1,161,849	1,161,807
0.037% 5/23/11	1,487,167	1,487,081
0.040% 5/9/11	952,716	952,676
0.050% 5/16/11	1,161,849	1,161,791
0.060% 6/7/11	1,103,757	1,103,592
		19,355,206

U.S. Treasury Obligation – 0.24%
U.S. Treasury Bill 0.00% 4/28/11	1,200,423	1,200,384
		1,200,384
Total Short-Term Investments (cost $20,555,700)		20,555,590

Total Value of Securities Before Securities Lending Collateral – 100.07%
(cost $354,799,984)		502,598,522

	Number of
	Shares
Securities Lending Collateral** – 3.81%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	504,859	488,148
Delaware Investments Collateral Fund No.1	18,660,375	18,660,375
@†Mellon GSL Reinvestment Trust II	517,983	0
Total Securities Lending Collateral (cost $19,683,217)		19,148,523

Total Value of Securities – 103.88%
(cost $374,483,201)		521,747,045	©
Obligation to Return Securities Lending Collateral** – (3.92%)		(19,683,217)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.04%		219,563
Net Assets Applicable to 19,918,787 Shares Outstanding – 100.00%		$502,283,391

†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at time of purchase.
**See Note 3 in "Notes."
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 4 in “Notes.”
©Includes $19,323,975 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Smid Cap Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$374,551,461
Aggregate unrealized appreciation	$154,453,565
Aggregate unrealized depreciation	(7,257,981)
Net unrealized appreciation	$147,195,584

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$482,042,932	$-	$482,042,932
Securities Lending Collateral	-	19,148,523	19,148,523
Short-Term Investments	-	20,555,590	20,555,590
Total	$482,042,932	$39,704,113	$521,747,045

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2011, the value of the securities on loan was $19,323,975, for which the Series received collateral, comprised of non-cash collateral valued at $56,866, and cash collateral of $19,683,217. At March 31, 2011, the value of invested collateral was $19,148,523. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011 that would require recognition or disclosure in the Series’ Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP U.S. Growth Series

March 31, 2011

	Number of
	Shares	Value
Common Stock – 98.97%²
Consumer Discretionary – 17.77%
†Apollo Group Class A	263,200	$10,978,072
†Ctrip.com International ADR	194,200	8,057,358
Lowe's	360,200	9,520,086
NIKE Class B	107,900	8,168,030
*†priceline.com	29,950	15,167,878
Staples	424,100	8,236,022
		60,127,446
Consumer Staples – 4.97%
Procter & Gamble	115,600	7,120,960
Walgreen	241,700	9,701,838
		16,822,798
Energy – 5.26%
EOG Resources	150,000	17,776,500
		17,776,500
Financial Services – 17.31%
Bank of New York Mellon	308,700	9,220,869
CME Group	32,500	9,800,375
†IntercontinentalExchange	86,200	10,649,148
MasterCard Class A	55,000	13,844,600
Visa Class A	204,400	15,047,928
		58,562,920
Healthcare – 13.74%
Allergan	197,100	13,998,042
†Medco Health Solutions	251,800	14,141,088
Novo Nordisk ADR	89,200	11,170,516
*Perrigo	90,100	7,164,752
		46,474,398
Materials & Processing – 3.01%
*Syngenta ADR	156,400	10,192,588
		10,192,588
Producer Durables – 2.66%
Expeditors International of Washington	179,300	8,990,102
		8,990,102
Technology – 34.25%
†Adobe Systems	319,700	10,601,252
†Apple	59,400	20,697,931
†Crown Castle International	350,400	14,909,520
†Google Class A	22,400	13,131,104
†Intuit	262,700	13,949,370
†Polycom	178,200	9,239,670
QUALCOMM	323,600	17,742,988
†Teradata	157,200	7,970,040
*VeriSign	210,500	7,622,205
		115,864,080
Total Common Stock (cost $263,760,926)		334,810,832

	Principal
	Amount
≠Short-Term Investments – 1.13%
Discount Note – 1.07%
Federal Home Loan Bank
0.001% 4/1/11	$196,690	196,690
0.001% 4/1/11	1,622,564	1,622,563
0.001% 4/14/11	108,171	108,171
0.010% 4/18/11	69,229	69,229
0.020% 4/27/11	523,061	523,057
0.030% 5/3/11	216,342	216,334
0.037% 5/23/11	276,918	276,902
0.040% 5/9/11	177,400	177,393
0.050% 5/16/11	216,342	216,331
0.060% 6/7/11	205,525	205,494
		3,612,164
U.S. Treasury Obligation – 0.06%
U.S. Treasury Bill 0.00% 4/28/11	223,524	223,517
		223,517
Total Short-Term Investments (cost $3,835,702)		3,835,681

Total Value of Securities Before Securities Lending Collateral – 100.10%
(cost $267,596,628)		338,646,513

	Number of
	Shares
Securities Lending Collateral** – 3.03%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	221,180	213,859
Delaware Investments Collateral Fund No. 1	10,016,207	10,016,207
@†Mellon GSL Reinvestment Trust II	275,126	0
Total Securities Lending Collateral (cost $10,512,513)		10,230,066

Total Value of Securities – 103.13%
(cost $278,109,141)		348,876,579 ©
Obligation to Return Securities Lending Collateral** – (3.11%)		(10,512,513)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.02%)		(59,894)
Net Assets Applicable to 43,744,399 Shares Outstanding – 100.00%		$338,304,172

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $0 which represented 0.00% of the Series' net assets. See Note 4 in "Notes."
©Includes $10,357,170 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP U.S. Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes - No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on ex-dividend date. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$280,274,973
Aggregate unrealized appreciation	$73,118,723
Aggregate unrealized depreciation	(4,517,117)
Net unrealized appreciation	$68,601,606

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $5,566,570 expires in 2016 and $35,628,279 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$334,810,832	$-	$334,810,832
Securities Lending Collateral	-	10,230,066	10,230,066
Short-Term Investments	-	3,835,681	3,835,681
Total	$334,810,832	$14,065,747	$348,876,579

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2011, the value of the securities on loan was $10,357,170, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2011, the value of invested collateral was $10,230,066. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of March 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011 that would require recognition or disclosure in the Series’ Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Value Series

March 31, 2011

	Number of
	Shares	Value
Common Stock – 98.98%
Consumer Discretionary – 6.08%
Comcast Class A	688,700	$17,024,664
Lowe's	691,200	18,268,416
		35,293,080
Consumer Staples – 15.01%
Archer-Daniels-Midland	485,200	17,472,052
CVS Caremark	478,500	16,422,120
Kimberly-Clark	260,600	17,009,362
Kraft Foods Class A	545,600	17,110,016
*Safeway	813,200	19,142,728
		87,156,278
Energy – 15.02%
Chevron	161,400	17,339,202
ConocoPhillips	214,700	17,145,942
Marathon Oil	333,300	17,768,223
National Oilwell Varco	223,400	17,708,918
Williams	553,500	17,258,130
		87,220,415
Financials – 12.02%
Allstate	535,500	17,018,190
Bank of New York Mellon	585,100	17,476,937
Marsh & McLennan	598,600	17,844,266
Travelers	293,700	17,469,276
		69,808,669
Healthcare – 17.89%
Baxter International	322,800	17,356,956
Cardinal Health	416,500	17,130,645
Johnson & Johnson	275,000	16,293,750
Merck	529,100	17,465,591
Pfizer	905,141	18,383,414
*Quest Diagnostics	298,600	17,235,192
		103,865,548
Industrials – 5.96%
†Huntington Ingalls Industries	41,217	1,710,492
*Northrop Grumman	247,300	15,508,183
*Waste Management	464,700	17,351,898
		34,570,573
Information Technology – 12.01%
Intel	845,900	17,061,803
International Business Machines	102,100	16,649,447
†Motorola Solutions	421,371	18,831,089
Xerox	1,614,900	17,198,685
		69,741,024
Materials – 3.04%
duPont (E.I.) deNemours	321,500	17,672,855
		17,672,855
Telecommunications – 6.38%
AT&T	602,524	18,437,234
Verizon Communications	482,000	18,576,280
		37,013,514
Utilities – 5.57%
Edison International	455,000	16,648,450
Progress Energy	340,400	15,706,056
		32,354,506
Total Common Stock (cost $451,660,232)		574,696,462

	Principal
	Amount
≠Short-Term Investments – 0.90%
Discount Notes – 0.84%
Federal Home Loan Bank
0.001% 4/1/11	$185,047	185,047
0.001% 4/1/11	2,239,219	2,239,218
0.001% 4/14/11	149,281	149,281
0.010% 4/18/11	95,540	95,540
0.020% 4/27/11	721,849	721,843
0.030% 5/3/11	298,562	298,552
0.037% 5/23/11	382,160	382,138
0.040% 5/9/11	244,821	244,811
0.050% 5/16/11	298,562	298,548
0.060% 6/7/11	283,634	283,592
		4,898,570
U.S. Treasury Obligation – 0.06%
U.S. Treasury Bill 0.00% 4/28/11	308,475	308,465
		308,465
Total Short-Term Investments (cost $5,207,063)		5,207,035

Total Value of Securities Before Securities Lending Collateral – 99.88%
(cost $456,867,295)		579,903,497

	Number of
	Shares
Securities Lending Collateral** – 2.70%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	3,842	3,715
Delaware Investments Collateral Fund No. 1	15,707,289	15,707,289
@†Mellon GSL Reinvestment Trust II	287,283	0
Total Securities Lending Collateral (cost $15,998,414)		15,711,004

Total Value of Securities – 102.58%
(cost $472,865,709)		595,614,501	©
Obligation to Return Securities Lending Collateral** – (2.75%)		(15,998,414)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.17%		1,002,055
Net Assets Applicable to 32,598,760 Shares Outstanding – 100.00%		$580,618,142

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0% of the Series’ net assets. See Note 4 in “Notes.”
©Includes $15,173,647 of securities loaned.
**See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$474,448,228
Aggregate unrealized appreciation	$129,209,097
Aggregate unrealized depreciation	(8,042,824)
Net unrealized appreciation	$121,166,273

For federal income tax purposes, at December 31, 2010, capital loss carryforwards of $138,098,433 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $95,163,628 expires in 2016 and $42,934,805 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$574,696,462	$-	$574,696,462
Short-Term Investments	-	5,207,035	5,207,035
Securities Lending Collateral	-	15,711,004	15,711,004
Total	$574,696,462	$20,918,039	$595,614,501

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2011, the value of securities on loan was $15,173,647, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2011, the value of invested collateral was $15,711,004. These investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2011 that would require recognition or disclosure in the Series’ Schedule of Investments.

Item 2. Controls and Procedures.

    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

    File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: